                                             Registration Statement No. 33-43628
                                                                        811-6465

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 18

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 18

                           THE TRAVELERS SERIES TRUST
                           --------------------------
                           (Exact name of Registrant)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (860) 277-0111
                                                           --------------
                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                           The Travelers Series Trust
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):

____    immediately upon filing pursuant to paragraph (b).

____    on __________ pursuant to paragraph (b).

  X     60 days after filing pursuant to paragraph (a)(1).
----
____         on __________ pursuant to paragraph (a)(1)

____    75 days after filing pursuant to paragraph (a)(2).

____     on __________ pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


AN INDEFINITE NUMBER OF SHARES OF BENEFICIAL INTEREST OF THE REGISTRANT WERE REGISTERED PURSUANT TO RULE 24f-2 OF THE INVESTMENT COMPANY ACT OF 1940. A RULE 24f-2 NOTICE FOR REGISTRANT'S FISCAL YEAR ENDED DECEMBER 31, 1996 WILL BE FILED PRIOR TO MARCH 1, 1997.

                           THE TRAVELERS SERIES TRUST

   Cross-Reference Sheet pursuant to Rule 495 under the Securities Act of 1933

ITEM
NO.                                                      CAPTION IN PROSPECTUS
---                                                      ---------------------
1.     Cover Page                                        Cover Page
2.     Synopsis                                          Cover Page
3.     Condensed Financial Information                   Financial Highlights
4.     General Description of Registrant                 Cover Page; The Travelers Series Trust;
                                                            Investment Objectives and Policies
5.     Management of the Fund                            Board of Trustees; Investment Manager;
                                                            Investment Subadvisers; Securities
                                                            Transactions; Fund Expenses; Additional
                                                            Information
6.     Capital Stock and Other Securities                The Travelers Series Trust; Dividends
                                                            and Distributions; Shareholder Rights
                                                            Net Asset Value
7.     Purchase of Securities Being Offered              Shareholder Rights
8.     Redemption or Repurchase                          Share Redemption
9.     Legal Proceedings                                 Legal Proceedings


                                                         CAPTION IN STATEMENT OF ADDITIONAL
                                                         INFORMATION
                                                         -----------------------------------
10.    Cover Page                                        Cover Page
11.    Table of Contents                                 Table of Contents
12.    General Information and History                   Not Applicable
13.    Investment Objectives and Policies                Investment Objectives and Policies;
                                                            Investment Restrictions
14.    Management of the Registrant                      Trustees and Officers
15.    Control Persons and Principal                     Additional Information
          Holders of Securities
16.    Investment Advisory and                           Investment Advisory Services; Investment
          Other Services                                    Subadvisers; Additional Information
17.    Brokerage Allocation                              Brokerage
18.    Capital Stock and Other                           Declaration of Trust
          Securities
19.    Purchase, Redemption and Pricing                  Valuation of Securities
          of Securities Being Offered
20.    Tax Status                                        Distributions and Taxes
21.    Underwriters                                      Not Applicable
22.    Calculation of Performance Data                   Not Applicable
23.    Financial Statements                              Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                           THE TRAVELERS SERIES TRUST

                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                              UTILITIES PORTFOLIO
                        ZERO COUPON BOND FUND PORTFOLIOS
                           (SERIES 1998, 2000, 2005)

ONE TOWER SQUARE
HARTFORD, CONNECTICUT 06183
TELEPHONE 860-422-3985
--------------------------------------------------------------------------------

The Travelers Series Trust (the "Series Trust") is a diversified open-end management investment company (mutual fund) which consists of multiple series of shares (the "Portfolios"), each with its own investment objective and policies. The Portfolios of the Series Trust described herein are the U.S. Government Securities Portfolio, the Utilities Portfolio, and the Zero Coupon Bond Fund Portfolios (Series 1998, 2000 and 2005).

Shares of the Portfolios are currently offered without a sales charge to separate accounts of The Travelers Insurance Company and The Travelers Life and Annuity Company (collectively, "the Company" or "The Travelers"). The Portfolios serve as investment vehicles for variable annuity and variable life insurance contracts issued by the Company. All Portfolios described herein may not be available under all variable contracts. The term "shareholder" as used herein refers to any insurance company separate account that may use shares of the Portfolios as investment vehicles now or in the future.


This Prospectus concisely sets forth the information about the Series Trust and applicable Portfolios that you should know before investing. Please read it and retain it for future reference. Additional information about the Series Trust and the Portfolios is contained in a Statement of Additional Information ("SAI") dated May 1, 1997 which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy may be obtained, without charge, by writing to The Travelers, Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, or by calling 860-422-3985.


THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR A VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT ISSUED BY THE TRAVELERS. BOTH THIS PROSPECTUS AND THE CONTRACT PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                               TABLE OF CONTENTS


FINANCIAL HIGHLIGHTS -- U.S. Government Securities Portfolio..........................    3
FINANCIAL HIGHLIGHTS -- Utilities Portfolio...........................................    4
FINANCIAL HIGHLIGHTS -- Zero Coupon Bond Fund Portfolios
  (Series 1998, 2000, 2005)...........................................................    5
THE TRAVELERS SERIES TRUST............................................................    6
U.S. GOVERNMENT SECURITIES PORTFOLIO..................................................    6
  Investment Objective and Policies...................................................    6
  Investment Restrictions.............................................................    7
  Risk Factors........................................................................    7
UTILITIES PORTFOLIO...................................................................    7
  Investment Objective and Policies...................................................    7
  Investment Restrictions.............................................................    8
  Risk Factors and Special Considerations.............................................    9
ZERO COUPON BOND FUND PORTFOLIOS (Series 1998, 2000, 2005)............................   10
  Investment Objective and Policies...................................................   10
  Investment Restrictions.............................................................   10
  Risk Factors and Special Considerations Relating to Maturity........................   11
  Tax Considerations..................................................................   12
BOARD OF TRUSTEES.....................................................................   13
INVESTMENT ADVISERS...................................................................   13
  TAMIC...............................................................................   13
  Portfolio Managers -- U.S. Government Securities Portfolio;
     Zero Coupon Bond Fund Portfolios.................................................   13
  Advisory Fees -- U.S. Government Securities Portfolio;
     Zero Coupon Bond Fund Portfolios.................................................   14
  SBMFM...............................................................................   14
  Portfolio Manager -- Utilities Portfolio............................................   14
  Advisory Fees -- Utilities Portfolio................................................   14
FUND ADMINISTRATION...................................................................   14
SECURITIES TRANSACTIONS...............................................................   15
FUND EXPENSES.........................................................................   15
TRANSFER AGENT........................................................................   15
SHARES OF THE SERIES TRUST............................................................   16
NET ASSET VALUE.......................................................................   16
TAX STATUS............................................................................   17
DIVIDENDS AND DISTRIBUTIONS...........................................................   17
LEGAL PROCEEDINGS.....................................................................   17
ADDITIONAL INFORMATION................................................................   17
EXHIBIT A.............................................................................   18


                                    SERIES-2

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                           THE TRAVELERS SERIES TRUST
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


The following information on per share data for the U.S. Government Securities Portfolio for each of the three years in the period ended December 31, 1996 and the period January 24, 1992 (date operations commenced) to December 31, 1992 has been audited by Coopers & Lybrand L.L.P., Independent Accountants. Their report on the per share data for each of the periods ended December 31, 1996 is contained in the Fund's Annual Report which should be read along with this information and which is incorporated by reference into the SAI.



                                                                                             JANUARY 24,*
                                                       YEAR ENDED DECEMBER 31,                    TO
                                             --------------------------------------------    DECEMBER 31,
                                               1996        1995        1994        1993          1992
---------------------------------------------------------------------------------------------------------
PER SHARE DATA
  Net asset value, beginning of period...... $           $  10.58    $  11.63    $  10.79       $10.00
Income from operations
  Net investment income.....................                 0.65        0.60        0.57         0.53
  Net gains on securities (realized and
    unrealized).............................                 1.80       (1.23)       0.44         0.26
                                             --------    --------    --------    --------    ------------
    Total from investment operations........                 2.45       (0.63)       1.01         0.79
Less distributions
  Distributions from net investment income
    and
    short-term realized gains...............                (0.60)      (0.39)      (0.17)          --
  Distributions from long-term realized
    gains...................................                   --       (0.03)         --           --
                                             --------    --------    --------    --------    ------------
    Total distributions..................... $           $  (0.60)   $  (0.42)   $  (0.17)          --
  Net asset value, end of period............ $           $  12.43    $  10.58    $  11.63       $10.79
                                              =======     =======     =======     =======    ===========
TOTAL RETURN**.............................. $%          $  24.42%      (5.64)%      9.48%        7.90%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (thousands)..... $           $ 28,192    $ 24,522    $ 25,520       $9,017
  Ratio of expenses to average net
    assets+.................................                 0.56%       0.71%       0.58%        0.38%***
  Ratio of net income to average net
    assets..................................                 5.80%       5.56%       5.04%        4.72%***
  Portfolio turnover rate...................                  214%         16%         51%          25%
   * Date operations commenced.
  ** Total return is determined by dividing the increase (decrease) in value of a share during the period, after reflecting the reinvestment of dividends declared during the period, by the beginning of period share price.
     Shares in the U.S. Government Securities Portfolio are only sold to The Travelers separate accounts in connection with the issuance of variable annuity and variable life insurance contracts. Total return does not reflect the deduction of any contract charges or fees assessed by The Travelers separate accounts. For the periods less than one year, total returns are not annualized.
 *** Annualized.
   + The ratio of expenses to average net assets reflects an expense reimbursement by The Travelers in connection with voluntary expense limitations. Without the expense reimbursement, the ratio of operating expenses to average net assets would have been 0.77% and 0.72% for the year ended December 31, 1993 and the period ended
     December 31, 1992, respectively. For the years ended December 31, 1996, 1995 and 1994, there were no expense reimbursements by The Travelers in connection with the voluntary expense limitations.


                                    SERIES-3

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                           THE TRAVELERS SERIES TRUST
                              UTILITIES PORTFOLIO
         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


The following information on per share data for the Utilities Portfolio for the year ended December 31, 1996 and the period February 4, 1994 (date operations commenced) to December 31, 1994 has been audited by Coopers & Lybrand L.L.P., Independent Accountants. Their report on the per share data for each of the periods ended December 31, 1996 is contained in the Fund's Annual Report which should be read along with this information and which is incorporated by reference into the SAI.



                                                                                              FEBRUARY 4,*
                                                                         YEAR ENDED                TO
                                                                        DECEMBER 31,          DECEMBER 31,
                                                                      1996         1995           1994
----------------------------------------------------------------------------------------------------------
PER SHARE DATA
  Net asset value, beginning of period..........................    $            $  10.17        $10.00
Income from operations
  Net investment income.........................................    $                0.48          0.35
  Net losses on securities (realized and unrealized)............                     2.44         (0.18)
                                                                    --------     --------     ------------
    Total from investment operations............................                     2.92          0.17
Less distributions
  Distributions from net investment income and short-term
    realized gains..............................................                    (0.24)           --
                                                                    --------     --------     ------------
    Total distributions.........................................                    (0.24)           --
  Net asset value, end of period................................    $            $  12.85        $10.17
                                                                     =======      =======     ===========
TOTAL RETURN**..................................................                    29.29%         1.70%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (thousands).........................    $            $ 15,340        $5,757
  Ratio of expenses to average net assets***....................                     1.25%         1.25%#
  Ratio of net investment income to average net assets..........                     4.29%         3.86%#
  Portfolio turnover rate.......................................                       25%           32%
  Average Commission Rate Paid****..............................                    .0590            --
    * Date operations commenced.
   ** Total return is determined by dividing the increase (decrease) in value of a share during the period, after reflecting the reinvestment of dividends declared during the period, by the beginning of period share price.
      Shares in the Utilities Portfolio are only sold to The Travelers separate accounts in connection with the issuance of variable annuity and variable life insurance contracts. The total return does not reflect contract charges or fees assessed by The Travelers separate accounts. For periods less than one year, total returns are not annualized.
  *** The ratio of expenses to average net assets reflects an expense reimbursement by The Travelers in connection with the voluntary expense limitations. Without the expense reimbursement, the ratio of operating expenses to
      average net assets would have been    %, 1.27% and 3.49% annualized for the years ended December 31, 1996,
      1995 and the period ended December 31, 1994, respectively.
 **** The Average Commission Rate Paid is required for funds that have over 10% in equities for which commissions are paid. This information is required for funds with fiscal year ends on or after September 30, 1996.
    # Annualized.


                                    SERIES-4

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                           THE TRAVELERS SERIES TRUST
                        ZERO COUPON BOND FUND PORTFOLIOS
         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


The following information on per share data for the Zero Coupon Bond Fund Portfolios (Series 1998, 2000, 2005) for the year ended December 31, 1996 and the period October 11, 1995 (date operations commenced) to December 31, 1995 has been audited by Coopers & Lybrand L.L.P., Independent Accountants. Their report on the per share data for each of the periods ended December 31, 1996 is contained in the Fund's Annual Report which should be read along with this information and which is incorporated by reference into the SAI.



                                                  YEAR ENDED                              OCTOBER 11* TO
                                              DECEMBER 31, 1996                          DECEMBER 31, 1995
                                   ----------------------------------------   ---------------------------------------
                                   SERIES 1998    SERIES 2000   SERIES 2005   SERIES 1998   SERIES 2000   SERIES 2005
------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
  Net asset value, beginning of
    period........................    $             $             $             $ 10.00       $ 10.00       $ 10.00
Income from operations
  Net investment income...........                                                 0.12          0.13          0.13
  Net losses on securities
    (realized and unrealized).....                                                 0.13          0.18          0.35
                                   ------------   -----------   -----------   -----------   -----------   -----------
    Total from investment
      operations..................                                                 0.25          0.31          0.48
  Net asset value, end of
    period........................    $             $             $             $ 10.25       $ 10.31       $ 10.48
                                   =========      =========     =========     =========     =========     =========
TOTAL RETURN**....................                                                 2.50%         3.10%         4.80%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period
    (thousands)...................    $             $             $             $ 1,024       $ 1,029       $ 1,050
  Ratio of expenses to average net
    assets***.....................                                                 0.15%#        0.15%#        0.15%#
  Ratio of net investment income
    to average net assets.........                                                 5.55%#        5.61%#        5.89%#
  Portfolio turnover rate.........                                                   20%           34%           23%
   * Date operations commenced.
  ** Total return is determined by dividing the increase (decrease) in value of a share during the period, after reflecting the reinvestment of dividends declared during the period, by the beginning of period share price.
     Shares of the three Zero Coupon Bond Fund Portfolios are only sold to The Travelers separate accounts in connection with the issuance of variable life insurance contracts. The total return does not reflect contract charges or fees assessed by The Travelers separate accounts. For periods less than one year, total returns are not annualized.
 *** The ratio of expenses to average net assets reflects an expense reimbursement by The Travelers in connection with the voluntary expense limitations. Without the expense reimbursements, the ratios of operating expenses to average net assets would have been, on an annualized basis for 1995, 6.51%, 6.51%, and 6.48% for Series
     1998, 2000 and 2005, respectively and 1996, would have been    %,    % and    %, respectively.
   # Annualized.


                                    SERIES-5

                           THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

The Travelers Series Trust (the "Series Trust") is registered with the SEC as an open-end management investment company. The Series Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. An Agreement and Declaration of Trust dated October 11, 1991 (the "Declaration of Trust") authorizes the shares of the Series Trust to be divided into two or more series related to separate portfolios of investments, and further allows the Board of Trustees to establish additional portfolios at any time.


The Series Trust is currently divided into multiple series (the "Portfolios"), each with its own investment objective and policies, all of which are diversified portfolios under the Investment Company Act of 1940, as amended ("1940 Act").


                      U.S. GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The U.S. Government Securities Portfolio's investment objective is to seek the highest credit quality, current income and total return. To achieve this objective, the U.S. Government Securities Portfolio invests primarily in direct obligations of the United States, obligations of its instrumentalities supported by its full faith and credit, and obligations issued or guaranteed by federal agencies which are independent corporations sponsored by the United States and which are subject to its general supervision, but which are not supported by the full faith and credit of the United States. The Portfolio may, from time to time, purchase new-issue or government or agency securities on a "when-issued" or "to-be-announced" basis.

When market conditions warrant, the U.S. Government Securities Portfolio may adopt a defensive position by investing in money market instruments. Such instruments, which must mature within one year of their purchase, consist of U.S. Government securities; certificates of deposit, demand and time deposits and bankers' acceptances of banks which are members of the Federal Deposit Insurance Corporation and which have assets of at least $1 billion, including U.S. branches of foreign banks and foreign branches of U.S. banks; prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. Government securities. The investments of the U.S. Government Securities Portfolio in commercial paper are limited to those rated A-1 by Standard & Poor's Corporation and Prime-1 by Moody's Investors Service, Inc. (For a description of these rating systems, see the Appendix to the SAI.)

Direct obligations of the United States include Treasury Bills which are issued on a discount basis with a maturity of one year or less, Treasury Notes which have maturities at issuance of between one and ten years, and Treasury Bonds which have maturities at issuance of greater than ten years. Instrumentalities of the United States whose debt obligations are backed by its full faith and credit include: Government National Mortgage Association, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Maritime Administration, District of Columbia Armory Board, Farm Credit System, Financial Assistance Corporation, Federal Financing Bank and Washington Metropolitan Area Transit Authority. Federal agencies include: Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Student Loan Marketing Association.

The U.S. Government Securities Portfolio may write covered call options on securities which it owns. Such an option on an underlying security would obligate the Portfolio to sell, and give the purchaser of the option the right to buy, that security at a stated exercise price at any time until a stated expiration date of the option. The Portfolio may also purchase put and call options for bona fide hedging purposes.

                                    SERIES-6

The U.S. Government Securities Portfolio may use exchange-traded futures contracts as a hedge to protect against changes in interest rates.

A detailed discussion of certain types of investments and investment techniques utilized by the U.S. Government Securities Portfolio is included in Exhibit A to this Prospectus.

INVESTMENT RESTRICTIONS

The U.S. Government Securities Portfolio has adopted the following fundamental investment restrictions which may not be changed without a vote of a majority of the Portfolio's outstanding voting securities, as defined in the 1940 Act. These restrictions and certain other fundamental investment restrictions are fully set forth in the SAI. Unless otherwise noted, all references to the Portfolio's assets are in terms of current market value. The U.S. Government Securities Portfolio will not: (1) invest more than 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities, for which there is no limit); (2) borrow money, except to facilitate redemptions or borrow money for temporary or emergency purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the Portfolio's gross assets computed at cost; (3) invest more than 25% of its assets in the securities of issuers in any single industry (exclusive of securities of the United States, its agencies or instrumentalities, for which there is no limit); and (4) make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts.

RISK FACTORS

U.S. Government securities are considered among the safest of fixed-income investments. As a result, however, their yields are generally lower than the yields available from corporate debt securities. The value of the Portfolio's securities will fluctuate based on market conditions and interest rates. Interest rates depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. An increase in interest rates will generally reduce the value of debt securities, and conversely a decline in interest rates will generally increase the value of debt securities.

                              UTILITIES PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The primary investment objective of the Utilities Portfolio (the "Portfolio") is to provide current income. Long-term capital appreciation is a secondary objective. The Portfolio's investment objectives may be changed only with the approval of a majority of the Portfolio's outstanding shares. There can be no assurance that the Portfolio will achieve its investment objectives.

The Portfolio seeks to achieve its objectives by investing in equity and debt securities of companies in the utility industries. For purposes of this Prospectus, the utility industries are deemed to be comprised of companies principally engaged in the manufacture, production, generation, transmission and sale of electric and gas energy and companies principally engaged in the communications field, including entities such as telephone, telegraph, satellite, microwave and other companies regulated by governmental agencies as utilities that provide communication facilities for the public benefit, but not including those in public broadcasting. For purposes of this prospectus, "principally engaged" means that at least 50% of a company's assets, gross income or net profits results from utility operations or the company is regulated as a utility by a government agency or authority. The Portfolio will invest primarily in utility equity and debt securities that have a high expected rate of

                                    SERIES-7
return, as determined by the investment adviser. Under normal market conditions, the Portfolio will invest at least 65% of its assets in such securities. The Portfolio may invest up to 35% of its assets in equity and debt securities of non-utility companies believed to afford a reasonable opportunity for achieving the Portfolio's investment objectives. When the investment adviser believes that market conditions warrant, the Portfolio may adopt a temporary defensive posture and may invest, without limit, in debt securities (whether or not they are utility securities) such as rated or unrated bonds, debentures and commercial paper, U.S. government securities and money market instruments. The Portfolio may invest up to 10% of its assets in securities rated BB or B by Standard & Poor's Corporation ("S&P") or Ba or B by Moody's Investors Service, Inc. ("Moody's") whenever the investment adviser believes that the incremental yield on such securities is advantageous to the Portfolio in comparison to the additional risk involved (such lower-rated securities are commonly known as "junk bonds"). The yields on lower-rated fixed-income securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated securities may be subject to greater market fluctuations and greater risks of loss of income or principal (including the possibility of default by, or bankruptcy of, the issuers of such securities) than higher-rated securities. Lower-rated securities also may have speculative characteristics. In addition, the Portfolio may enter into repurchase agreements. (For a description of the rating systems identified above, see the Appendix to the SAI.)

The Utilities Portfolio has the ability to engage in a number of specialized investment strategies and techniques designed to enable the Portfolio to achieve its investment objectives. Included among these strategies are lending its portfolio securities, selling securities "short against the box," writing covered call and secured put options, as well as purchasing options on securities, purchasing and selling interest rate futures contracts, options on futures contracts, stock index put and call options and stock index futures contracts, each of which are discussed in Exhibit A to this Prospectus.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of the Portfolio, as defined in the 1940 Act. The Utilities Portfolio will not:

     1. purchase the securities of any issuer (other than U.S. government securities) if as a result more than 5% of the value of the Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation;

     2. purchase more than 10% of the voting securities of any one issuer, provided that this limitation shall not apply to investments in U.S. government securities;

     3. purchase securities on margin, except that the Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by the Portfolio;

     4. make short sales of securities or maintain a short position, except to the extent of 5% of the Portfolio's net assets and except that the Portfolio may engage in such activities without limit if, at all times when a short position is open, the Portfolio owns an equal amount of the securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and at least equal in amount to, the securities sold short;

     5. borrow money, including reverse repurchase agreements, except that the Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 20% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount

                                    SERIES-8
        borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments;

     6. pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of the Portfolio's total assets as security for any indebtedness. For purposes of this restriction (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and
        (b) collateral arrangements with respect to (i) the purchase and sale of stock options, options on foreign currencies and options on stock indexes and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of the Portfolio's assets;

     7. invest in commodities, except that the Portfolio may purchase or write futures contracts and options on futures contracts as described in this Prospectus;

     8. make loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities and the entry into repurchase agreements; and

     9. concentrate in any industry, except that the Portfolio will concentrate in excess of 25% of its assets in the securities of companies within the utility industries.

In addition, the Portfolio will not purchase restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities that are not readily marketable if more than 10% of the total assets of the Portfolio would be invested in such securities.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Investment in the Utilities Portfolio may involve above-average risk of loss because of, among other things, the Portfolio's use of strategies and techniques that may be considered to be speculative. The strategy followed by the Portfolio and certain of the strategies and techniques used by the Portfolio depend on forecasts made by Greenwich Street Advisors that may or may not prove to be correct.

Because the Portfolio concentrates its investments in one sector, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broader range of investment alternatives. The Portfolio is particularly subject to risks that are inherent to the utility industries that make up this sector, including difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restriction on operations and increased cost and delays attributable to environmental consideration and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, increased costs and reduced availability of certain types of fuel, occasional reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and disposal of radioactive wastes. There are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will grant rate increases in the future or that such increases will be adequate to permit the payment of dividends on common stocks. Additionally, existing and possible future regulatory legislation may make it even more difficult for these utilities to obtain adequate relief. Certain of the issuers of securities held by the Portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies, and impose additional requirements governing the licensing, construction and operation of nuclear power plants.

Each of the risks referred to above could adversely affect the ability and inclination of public utilities to declare or pay dividends and the ability of holders of common stock to realize any value from the assets of the issuer upon liquidation or bankruptcy. All of the utilities which are issuers of the securities held by the Portfolio have been experiencing one or more of these problems in varying

                                    SERIES-9
degrees. Moreover, price disparities within selected utility groups and discrepancies in relation to averages and indices have occurred frequently for reasons not directly related to the general movements or price trends of utility common stocks. Causes of these discrepancies include changes in the overall demand for and supply of various securities (including the potentially depressing effect of new stock offerings), and changes in investment objectives, market expectations or cash requirements of other purchasers and sellers of securities.

                        ZERO COUPON BOND FUND PORTFOLIOS
                           (SERIES 1998, 2000, 2005)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The objective of each of the three Zero Coupon Bond Portfolios is to provide as high an investment return as is consistent with the preservation of capital. Each Portfolio's investment objective may be changed only with the approval of a majority of the Portfolio's outstanding shares. There can be no assurance that a Portfolio will achieve its investment objective.

Each Portfolio seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific target date in the future by investing in primarily zero coupon securities that pay no cash income but are acquired by the Portfolio at substantial discounts from their values at maturity. The Zero Coupon Bond Portfolios may not be appropriate for contract owners who do not plan to allocate their premiums to the Portfolios for the long-term or until maturity.

Under normal circumstances, each Zero Coupon Bond Portfolio will invest at least 65% of its net assets in "Stripped Securities," a term used collectively for Stripped Treasury Securities, Stripped Government Securities, Stripped Corporate Securities and Stripped Eurodollar Obligations and other stripped securities, all described in Exhibit A to this prospectus.

The remaining 35% of each Zero Coupon Bond Portfolio's assets may be invested in non-zero coupon securities such as common stock and other equity securities, bonds and other debt securities, and money market instruments.

Each Zero Coupon Bond Portfolio may invest up to 25% of its assets in securities of foreign issuers. Investments in Stripped Eurodollar Obligations where delivery takes place outside the U.S. will be made in compliance with any applicable U.S. and foreign currency restrictions, tax laws and laws limiting the amount and types of foreign investments. Stripped Eurodollar Obligations involve special risks associated with investment in foreign securities related to market, currency, economic, political, and other factors.

To provide income for expenses, redemption payments, and cash dividends, up to 20% of each Portfolio's assets may be invested in money market instruments.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental and may not be changed without a vote of majority of the outstanding voting securities of each Zero Coupon Bond Portfolio, as defined in the 1940 Act. Each of the Zero Coupon Bond Portfolios will not:

     (1) purchase the securities of any issuer (other than U.S. government securities) if as a result more than 5% of the value of the Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation;

     (2) purchase more than 10% of the voting securities of any one issuer, provided that this limitation shall not apply to investments in U.S. government securities;

                                    SERIES-10

     (3) purchase securities on margin, except that each Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by a Portfolio;

     (4) make short sales of securities or maintain a short position, except to the extent of 5% of each Portfolio's net assets and except that a Portfolio may engage in such activities without limit if, at all times when a short position is open, the Portfolio owns an equal amount of the securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and at least equal in amount to, the securities sold short;

     (5) borrow money, including reverse repurchase agreements, except that each Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 20% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of a Portfolio's total assets, the Portfolio will not make any additional investments;

     (6) pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of a Portfolio's total assets as security for any indebtedness. For purposes of this restriction (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to
         (i) the purchase and sale of stock options, options on foreign currencies and options on stock indexes and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Portfolio's assets;

     (7) invest in commodities, except that each Portfolio may purchase or write futures contracts and options on futures contracts as described in this Prospectus;

     (8) make loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities and the entry into repurchase agreements; and

     (9) concentrate in any industry.



In addition, the Portfolios will not purchase illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities that are not readily marketable if more than 10% of the total assets of a Portfolio would be invested in such securities.


RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO MATURITY

Various levels of risk are involved with each Zero Coupon Bond Portfolio. The risks inherent in investing in any of the Portfolios are that their net asset value will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying securities of the Portfolios.

Stripped securities investments, like other investments in debt securities, are subject to certain risks, including credit and market risks. To the extent that the Portfolios invest in Stripped Securities other than Stripped Treasury Securities, such investments will be rated at least A by one or more nationally recognized statistical rating agencies. Such securities are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and have some speculative characteristics. The Zero Coupon Bond Portfolios will also attempt to minimize the impact of individual credit risks by diversifying their portfolio investments.

Stripped Securities do not make any periodic payments of interest prior to maturity and the stripping of the interest coupons causes the Stripped Securities to be offered at a substantial or "deep"

                                    SERIES-11
discount from their face amounts. The market value of Stripped Securities and, therefore, of the shares of the Zero Coupon Bond Portfolios, will fluctuate with changes in interest rates and other factors and may be subject to greater fluctuations in response to changing interest rates than would a fund consisting of debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

Special Considerations Relating to Maturity: The Series Trust currently offers three separate Zero Coupon Bond Portfolios, each maturing on the third Friday of December of its specific maturity year (the "Target Date"): 1998, 2000, and 2005. On each Portfolio's Target Date, the Portfolio will be converted to cash and an investor may invest in another of the Contract's Funds. If an investor does not complete an instruction form directing what should be done with liquidation proceeds, the proceeds will be automatically invested in the Smith Barney Money Market Portfolio or Cash Income Trust, as applicable, and the Policyholder will be notified of such event.

Because each Portfolio will be primarily invested in zero coupon securities, investors whose premiums are invested in shares held to maturity, including those obtained through reinvestment of dividends and distributions, will experience a return consisting primarily of the amortization of discount on the underlying securities in the Portfolio. However, the net asset value of a Portfolio's shares increases or decreases with changes in the market value of that Portfolio's investments, which tends to vary inversely with changes in prevailing interest rates. If shares of a Zero Coupon Bond Portfolio are redeemed prior to the maturity of the Portfolio, an investor may experience a significantly different investment return than was anticipated at the time of purchase.

The Portfolio's investment adviser will attempt to maintain the average duration of each Portfolio to within twelve months of the Portfolio's Target Date. Duration is a measure of the length of an investment which takes into account, through present value analysis, the timing and amount of any interest payments as well as the amount of the principal repayment. Duration is commonly used by professional managers to help identify and control reinvestment risk. Since each Portfolio will not be invested entirely in zero coupon securities maturing on the Target Date, there will be some reinvestment risk with respect to those other investments. By balancing investments with slightly longer and shorter durations, the investment adviser believes it can maintain a Portfolio's average duration within twelve months of the Portfolio's Target Date and thereby reduce its reinvestment risk. Because they do not pay interest, zero coupon securities tend to be subject to greater fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities. Investors can expect more appreciation from a Zero Coupon Bond Portfolio during periods of declining interest rates than from interest-paying securities of similar maturity. Conversely, when interest rates rise, a Zero Coupon Bond Portfolio will normally decline more in price than interest-paying securities of similar maturity. Price fluctuations are expected to be greatest in the longer-maturity Funds and are expected to diminish as a Portfolio approaches its maturity date. Interest rates can change suddenly and unpredictably.

In addition, due to securities maturing prior to the termination of the Zero Coupon Bond Portfolio, a risk that the proceeds from the sale of such securities will not be reinvested at the same interest rate which was available at the time of the contract owner's purchase may exist. As an example, in a falling interest rate environment, proceeds for securities that mature prior to the termination date of a Zero Coupon Bond Portfolio will be reinvested at a lower rate. Similarly, in a rising interest environment, the proceeds will be invested at a higher interest rate.

TAX CONSIDERATIONS

Under the federal income tax law, a portion of the difference between the purchase price of the zero coupon securities and their face value ("original issue discount") is considered to be income to the Zero Coupon Bond Portfolios each year, even though such Portfolio will not receive cash payments representing the discount from these securities. This original issue discount will comprise a part of the net taxable investment income of such Portfolio which must be "distributed" to the insurance company shareholders each year, whether or not such distributions are paid in cash. To the extent

                                    SERIES-12
such distributions are paid in cash, the Portfolio may have to generate the required cash from interest earned on non-zero coupon securities such as corporate bonds or possibly from the disposition of zero coupon securities.

                               BOARD OF TRUSTEES
--------------------------------------------------------------------------------

Under Massachusetts law, the Series Trust's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Series Trust. Subject to the provisions of the Declaration of Trust, the business and affairs of the Series Trust shall be managed by the Trustees or other parties so designated by the Trustees. Information relating to the Board of Trustees, including its members and their compensation, is contained in the SAI.

Additionally, the Board of Trustees annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies, and takes any other actions necessary in connection with the operation and management of the Series Trust.

                              INVESTMENT ADVISERS
--------------------------------------------------------------------------------

As described above, the Board of Trustees monitors the activities of those entities which provide investment advisory services to the Portfolios. Travelers Asset Management International Corporation (TAMIC) and Smith Barney Mutual Funds Management Inc. (SBMFM) (collectively, the "investment advisers") provide investment advice and, in general, supervise the management and investment programs of the Portfolios of the Series Trust.

TAMIC

TAMIC is a registered investment adviser which has provided investment advisory services since its incorporation in 1978. TAMIC is an indirect wholly owned subsidiary of Travelers Group Inc., a financial services holding company, and its principal offices are located at One Tower Square, Hartford, Connecticut 06183. In addition to serving as the investment adviser for the U.S. Government Securities Portfolio, TAMIC acts as investment adviser for other investment companies used to fund variable products issued by The Travelers and The Travelers Life and Annuity Company; as well as for individual and pooled pension and profit-sharing accounts and for offshore insurance companies affiliated with The Travelers.

PORTFOLIO MANAGERS -- U.S. GOVERNMENT SECURITIES PORTFOLIO;
ZERO COUPON BOND FUND PORTFOLIOS

The U.S. Government Securities Portfolio has been managed by Joseph M. Mullally since mid-1995. Mr. Mullally is a 1989 graduate of the Massachusetts Institute of Technology with a degree in Economics and minor in Mathematics. While at MIT he worked three years as a research assistant at the Sloan School and the Harvard Business School. Areas of research included interest rate expectations, foreign exchange rate expectations and causality among price volatility, volume and investor expectations. Prior to joining The Travelers, he spend six years at CS First Boston. He was the Corporate Fixed Income Strategist, Chief Fixed Income Strategist and Global Product Manager for Government Securities. He has worked extensively with mortgages, corporates, treasuries, and other investment grade securities. He also worked in the Portfolio Strategy Group for several years, focusing on constructing portfolios to outperform benchmark indices.

The Zero Coupon Bond Fund Portfolios are managed by David A. Tyson, Ph.D. and CFA. Mr. Tyson is currently Senior Vice President and the head of the Company's Portfolio Management Group. He directly manages The Travelers Annuity, Life Surplus and Convertible portfolios. His previous

                                    SERIES-13
responsibilities have included managing The Travelers Derivatives, Mortgage-Backed and Quantitative Investment Groups. Mr. Tyson joined The Travelers in 1985 and TAMIC in 1994. He previously spent seven years with the Equitable Investment Management Corporation where he was responsible for quantitative equity research and new product development.

ADVISORY FEES -- U.S. GOVERNMENT SECURITIES PORTFOLIO;
ZERO COUPON BOND FUND PORTFOLIOS

Under its Advisory Agreement with the U.S. Government Securities Portfolio, TAMIC is paid an amount equivalent to 0.3233%, on an annual basis, of the average daily net assets of the Portfolio. Under its Advisory Agreement with the Zero Coupon Bond Portfolios, TAMIC is paid an amount equivalent on an annual basis to .10% of the average daily net assets of each Portfolio. The fees are computed daily and paid weekly. The Travelers has decided to voluntarily reimburse the Zero Coupon Bond Fund Portfolios for any expenses above 0.15% (includes the .10% management fee to TAMIC, but excludes brokerage commissions and interest charges).

SBMFM

SBMFM is located at 388 Greenwich Street, New York, New York and has been in the investment counseling business since 1968. SBMFM renders investment advice to a wide variety of individual, institutional and investment company clients with aggregate assets under management in excess of $54 billion. SBMFM is a wholly owned subsidiary of Travelers Group Inc.

SBMFM manages the day-to-day operations of the Utilities Portfolio pursuant to an Investment Advisory Agreement entered into by the Series Trust on behalf of the Portfolio. Under the Advisory Agreement, SBMFM is responsible for furnishing or causing to be furnished to the Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Portfolio.

PORTFOLIO MANAGER -- UTILITIES PORTFOLIO

The Utilities Portfolio is managed by a team of investment professionals from Greenwich Street Advisors, a division of SBMFM. Jack S. Levande is a Managing Director and Portfolio Manager for Greenwich Street Advisors. Prior to joining Greenwich Street Advisors in 1987, Mr. Levande worked at E.F. Hutton as Product Manager for convertible securities. In addition to managing the Utilities Portfolio, Mr. Levande also manages the SB Convertible Bond Fund and serves as a member of the Greenwich Street Advisors Investment Policy Committee. George Mueller is a Senior Vice President of Taxable Fixed-Income Management at Greenwich Street Advisors, specializing in corporate bond portfolios. Prior to joining the firm in 1985, he was a Portfolio Manager for pension and charitable foundation accounts at Chase Manhattan Bank. In addition to his responsibilities associated with the Utilities Portfolio, Mr. Mueller is the Portfolio Manager for the SB Investment Grade Bond Fund, and serves as a member of the Greenwich Street Advisors Investment Policy Committee.

ADVISORY FEES -- UTILITIES PORTFOLIO

For the services provided under the Advisory Agreement with the Utilities Portfolio, the Portfolio pays SBMFM a management fee equivalent on an annual basis to 0.65% of its average daily net assets. The fee is calculated daily and paid monthly.


                              FUND ADMINISTRATION



The Series Trust, on behalf of each of its Portfolios, has entered into an Administrative Services Agreement, whereby The Travelers Insurance Company will be responsible for the pricing and bookkeeping services for the Portfolios at an annualized rate of 0.06% of the daily net assets of the Portfolios. The Travelers Insurance Company, at its expense, may appoint a sub-administrator to perform these services. The sub-administrator may be affiliated with The Travelers Insurance Company.


                                    SERIES-14

                            SECURITIES TRANSACTIONS
--------------------------------------------------------------------------------

Under policies established by the Board of Trustees, the investment advisers select broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Portfolios, the investment advisers may consider the number of Portfolio shares sold by such broker-dealers. In addition, broker-dealers may from time to time be affiliated with the Series Trust, the investment advisers or their affiliates.

The Portfolios may pay higher commissions to broker-dealers that provide research services. The investment advisers may use these services in advising the Portfolios, as well as in advising their other clients.

                                 FUND EXPENSES
--------------------------------------------------------------------------------

In addition to the investment advisory fees discussed above, other expenses of the Series Trust and the Portfolios include the charges and expenses of the transfer agent, the custodian, the independent auditors, and any outside legal counsel employed by either the Series Trust or the Board of Trustees; the compensation for the unaffiliated members of the Board of Trustees; the costs of printing and mailing the Series Trust's prospectus, proxy solicitation materials, and annual, semiannual and periodic reports; brokerage commissions, interest charges and taxes; and any registration, filing and other fees payable to government agencies in connection with the registration of the Series Trust and its shares under federal and state securities laws. Additional high portfolio turnover may involve greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolios, as well as additional gains and/or losses to shareholders.


Pursuant to Management Agreements dated May 1, 1996 between the Series Trust and The Travelers Insurance Company and between the Series Trust and The Travelers Life and Annuity Company, each Company agreed to reimburse the Series Trust for the amount by which each Portfolio's aggregate annual expenses, including investment advisory fees but excluding brokerage commissions, interest charges and taxes, exceeds a specific percentage of each Portfolio's average net assets for any fiscal year. For the U.S. Government Securities Portfolio and the Utilities Portfolio, this amount is 1.25%; for the three Zero Coupon Bond Fund Portfolios, the amount is .15%



For the fiscal year ended December 31, 1996, the U.S. Government Securities
Portfolio, and the Utilities Portfolio paid   % and      %, respectively, of
their average net assets in expenses. For the Utilities Portfolio, these
expenses would have been      % of the Portfolio's average net assets if the
Company had not paid for any of its expenses. For the U.S. Government Securities Portfolio, there was no expense reimbursement for the fiscal year ended December 31, 1996.



The three Zero Coupon Bond Fund Portfolios began operating on October 11, 1995. Series 1998 paid .15%, Series 2000 paid .15% and Series 2005 paid .15% of their average assets in expenses. These expenses would have been, on an annualized
basis,      %,      % and      %, of the respective Portfolio's average net
assets if the Company had not paid for any of their expenses.


                                 TRANSFER AGENT
--------------------------------------------------------------------------------


First Data Investor Services Group Inc., Exchange Place, Boston, MA 02109, serves as the Series Trust's transfer agent and dividend disbursing agent.


                                    SERIES-15

                               SHAREHOLDER RIGHTS

--------------------------------------------------------------------------------


Shares of the Series Trust are currently sold only to insurance company separate accounts in connection with variable annuity and variable life insurance contracts issued by the Company and The Travelers Life and Annuity Company. Shares are not sold to the general public. Shares of the Series Trust are sold on a continuing basis, without a sales charge, at the net asset value next computed after payment is made by the insurance company to the Series Trust's custodian. However, the separate accounts to which shares are sold may impose sales and other charges, as described in the appropriate contract prospectus.



The Series Trust currently issues one class of shares divided into multiple series. Under the Declaration of Trust, the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Series Trust. All shares of each series of the Series Trust have equal voting, dividend and liquidation rights. When issued and paid for, the shares will be fully paid and nonassessable by the Series Trust and will have no preference, conversion, exchange or preemptive rights.


Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares of each series are entitled to vote separately to approve investment advisory agreements or changes in fundamental investment restrictions, but shares of all series vote together in the election of Trustees and the selection of accountants. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)


Although the Series Trust is not currently aware of any disadvantages to contract owners of either variable annuity or variable life insurance contracts because the Series Trust's shares are available with respect to both products, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Series Trust due to differences in tax treatment, management of the Trust's investments, or other considerations. The Series Trust's Board of Trustees will monitor events in order to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and will determine what action, if any, should be taken in the event of such a conflict.



                                NET ASSET VALUE

--------------------------------------------------------------------------------

The net asset value of a Portfolio share is computed as of the close of trading on each day on which the New York Stock Exchange is open for trading, except on days when changes in the value of the Portfolio's securities do not affect the current net asset value of its shares. The net asset value per share is arrived at by determining the value of the Portfolio's assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The Portfolios value short-term money market instruments with maturities of sixty days or less at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest approximates market. All other investments are valued at market value, or where market quotations are not readily available, at fair value as determined in good faith by the Series Trust's Board of Trustees.


Portfolio shares are redeemed at the redemption value next determined after the Portfolios receive a redemption request. The redemption value is the net asset value adjusted for fractions of a cent and may be more or less than the shareholder's cost depending upon changes in the value of the Portfolio's securities between purchase and redemption.


                                    SERIES-16

The Portfolio computes the redemption value at the close of the New York Stock Exchange ("Exchange") at the end of the day on which they have received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days thereafter.

The Series Trust or the Portfolio may temporarily suspend the right to redeem their shares when: (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists as determined by the SEC so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable; or (4) the SEC, for the protection of shareholders, so orders.


                                   TAX STATUS

--------------------------------------------------------------------------------

The Series Trust and its Portfolios have qualified and intend to qualify in the future as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. A Portfolio qualifies if, among other things, it distributes to its shareholders at least 90% of its investment company taxable income during each fiscal year.


                          DIVIDENDS AND DISTRIBUTIONS

--------------------------------------------------------------------------------

Capital gains and dividends are distributed in cash or reinvested in additional shares of a Portfolio without a sales charge. Although purchasers of variable contracts are not currently subject to federal income taxes on distributions made by the Portfolios, they may be subject to state and local taxes and should review the accompanying contract prospectus for a discussion of the tax treatment applicable to purchasers of variable annuity and variable life insurance contracts.

                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings affecting the Series Trust or the Portfolios.

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Except as otherwise stated in this Prospectus or as required by law, the Series Trust reserves the right to change the terms of the offer stated in this Prospectus without shareholder approval, including the right to impose or change fees for services provided.

                                    SERIES-17

                                   EXHIBIT A
--------------------------------------------------------------------------------

                DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND
               INVESTMENT TECHNIQUES AVAILABLE TO THE PORTFOLIOS

The following types of investments and investment techniques are available to each of the Portfolios unless otherwise specifically indicated. Please refer to the investment objective and policies of each Portfolio for a list of available investments.

VARIABLE AMOUNT MASTER DEMAND NOTES

Variable amount master demand notes are unsecured obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio as lender and the issuer as borrower. Master demand notes permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. A Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, a Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the investment advisers consider earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, the Portfolios will invest in them only if, at the time of an investment, the issuer meets the criteria set forth for all other commercial paper. Pursuant to procedures established by the investment advisers, such notes are treated as instruments maturing in one day and valued at their par value. The investment advisers intend to continuously monitor factors related to the ability of the borrower to pay principal and interest on demand.

REPURCHASE AGREEMENTS

Interim cash balances may be invested from time to time in repurchase agreements with approved counterparties (i.e., national banks or reporting broker-dealers meeting the investment advisor's credit quality standards as presenting minimal risk of default). All repurchase transactions must be collateralized by U.S. Government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked to market daily and, when required, additional cash or qualifying collateral will be required from the counterparty.

In executing a repurchase agreement, a Portfolio purchases eligible securities subject to the seller's simultaneous agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. Physical delivery or, in the case of "book-entry" securities, segregation in the counterparty's account at the Federal Reserve for the benefit of the Portfolio is required to establish a perfected claim to the collateral for the term of the agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Portfolio would bear the risks of delay, adverse market fluctuation and transaction costs in disposing of the collateral.

                                    SERIES-18

WHEN-ISSUED SECURITIES

The U.S. Government Securities Portfolio may, from time to time, purchase new-issue Government or Agency securities on a "when-issued" or "to-be-announced" ("TBA") basis ("when-issued securities"). The prices of such securities will be fixed at the time the commitment to purchase is made, and may be expressed in either dollar price or yield maintenance terms. Delivery and payment may be at a future date beyond customary settlement time. It is the customary practice of the Portfolio to make when-issued or TBA purchases for settlement no more than 90 days beyond the commitment date.

The commitment to purchase a when-issued security may be viewed as a senior security, and will be marked to market and reflected in the Portfolio's net asset value daily from the commitment date. While it is the investment adviser's intention to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. The Portfolio does not make payment or begin to accrue interest on these securities until settlement date. In order to invest its assets pending settlement, the Portfolio will normally invest in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

The Portfolio does not intend to purchase when-issued securities for speculative or "leverage" purposes. Consistent with Section 18 of the 1940 Act and the General Policy Statement of the SEC thereunder, when the Portfolio commits to purchase a when-issued security, it will identify and place in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

The investment adviser believes that purchasing securities in this manner will be advantageous to the Portfolio. However, this practice does entail certain additional risks, namely the default of the counterparty on its obligations to deliver the security as scheduled. In this event, the Portfolio would experience a gain or loss equal to the appreciation or depreciation in value from the commitment date. The investment adviser employs rigorous credit quality procedures in determining the counterparties with which it will deal in when-issued securities, and in some circumstances, will require the counterparty to post cash or some other form of security as margin to protect the value of its delivery obligation pending settlement.

CERTIFICATES OF DEPOSIT

Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate can usually be traded in the secondary market prior to maturity.

Certificates of deposit will be limited to U.S. dollar denominated certificates of United States banks which have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and savings and loan associations which are insured by the FDIC).

The Portfolios will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Portfolios do not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

BANKERS' ACCEPTANCES

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific

                                    SERIES-19
merchandise. The draft is then "accepted" by the bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Portfolios must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

FUTURES CONTRACTS

The Portfolios may use exchange-traded financial futures contracts as a hedge to protect against changes in interest rates or stock prices. Financial futures contracts consist of stock index futures contracts and futures contracts on debt securities ("interest rate futures"). An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price.

Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of the portfolio securities will substantially be offset by depreciation in the value of the futures position. At no time will the Portfolios' transactions in such financial futures be employed for speculative purposes.

Stock index futures may be used, to a limited extent, to hedge specific common stocks with respect to market (systematic) risk (involving the market's assessment of overall economic prospects) as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). Gains and losses on futures contracts employed as hedges for specific securities will normally be offset by losses or gains, respectively, on the hedged security.


When a futures contract is purchased, the Portfolios will set aside, in an identifiable manner, an amount of cash and cash equivalents, such as liquid high grade debt securities, equal to the total market value of the futures contract, less the amount of the initial margin. The Portfolios will not purchase or sell futures contracts for which the aggregate initial margin exceeds five percent (5%) of the fair market value of their respective assets, after taking into account unrealized profits and unrealized losses on any such contracts they have entered into.


Positions taken in the futures market are not normally held to maturity, but instead are liquidated through offsetting transactions which may result in a profit or a loss. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the debt security and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if less, a loss. While futures positions taken by the Portfolios will usually be liquidated in this manner, the Portfolios may instead make or take delivery of the underlying securities whenever it appears economically advantageous for them to do so. In determining gain or loss, transaction costs must be taken into account. There can be no assurance that the Portfolios will be able to enter into an offsetting transaction with respect to a particular contract at a particular time.

All interest rate and stock index futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, the Portfolios will enter into futures contracts for hedging purposes only, i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC. The Portfolios will further seek to assure that

                                    SERIES-20
fluctuations in the price of any futures contracts that they use for hedging purposes will be substantially related to fluctuations in the price of the securities which they hold or which they expect to purchase, or for other risk reduction strategies, though there can be no assurance the expected result will always be achieved.

As evidence of its hedging intent, the Portfolios expect that on seventy-five percent (75%) or more of the occasions on which they purchase a long futures contract, they will effect the purchase of securities in the cash market or take delivery as they close out a futures position. In particular cases, however, when it is economically advantageous, a long futures position may be terminated without the corresponding purchase of securities.

SPECIAL RISKS RELATING TO FUTURES CONTRACTS

While certain futures contracts may be purchased and sold to reduce certain risks, these transactions may entail other risks. Thus, while the Portfolios may benefit from the use of such futures, changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolios than if they had not entered into such futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolios may be exposed to risk of loss. The investment advisers will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in their judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of any portfolio securities sought to be hedged.

In addition to the possibility that there may be a less than perfect correlation between movements in the futures contracts and securities in the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security due to certain market distortions. First, rather than meeting variation margin deposit requirements should a futures contract value move adversely, investors may close future contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, since margin requirements in the futures market are less onerous than in the securities market, the futures market may attract more speculators than the securities market. Increased participation by speculators may cause temporary price distortions. Due to the possibility of such price distortion, and also because of the imperfect correlation discussed above, even a correct forecast of general market trends by the investment advisers may not result in a successful hedging transaction in the futures market over a short time period.

Successful use of futures contracts for hedging purposes is also subject to the investment advisers' ability to predict correctly movements in the direction of the market. However, the investment advisers believe that over time the value of the investments of the Portfolios will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged.

WRITING COVERED CALL OPTIONS

The Portfolios may write (i.e., sell) covered call options. By writing a call option, a Portfolio becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

The Portfolios may only write "covered" options. This means that as long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, a Portfolio might own substantially similar U.S. Treasury bills.

The principal reason for writing call options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Portfolios receive a premium from writing a call option which they retain whether or not the option is exercised. By writing a call option, a Portfolio might lose the potential for gain on the underlying security while the option is open.

                                    SERIES-21

Options on some securities are relatively new and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair a Portfolio's ability to use such options to achieve its investment objectives.

BUYING PUT AND CALL OPTIONS

The Portfolios may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve shareholders' capital when market conditions warrant. The Portfolios may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities eligible for purchase by the Portfolios, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed "over-the-counter" with a broker-dealer as the counterparty. While the investment advisers anticipate that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months in duration.

The Portfolios will pay a premium in exchange for the right to purchase (call) or sell (put) a specific par value of a fixed income or equity security or futures contract at a specified price (the strike price) on or before the expiration date of the option contract. In either case, a Portfolio's risk is limited to the option premium paid.

The Portfolios may sell the put and call options prior to their expiration and thereby realize a gain or loss. A call option will expire worthless if the price of the related security is below the contract strike price at the time of expiration; a put option will expire worthless if the price of the related security is above the contract strike price at the time of expiration.

Put and call options will be employed for bona fide hedging purposes only. Liquid securities sufficient to fulfill the call option delivery obligation will be identified and segregated in an account; deliverable securities sufficient to fulfill the put option obligation will be similarly identified and segregated. In the case of put options on futures contracts, portfolio securities whose price volatility is expected to match that of the underlying futures contract will be identified and segregated.

SHORT SALES AGAINST THE BOX

The Utilities Portfolio may make short sales (except to the extent of 5% of the Portfolio's net assets) if at all times when a position is open, the Portfolio owns the stock or owns preferred stock or debt securities convertible or exchangeable without payment of further consideration for, securities of the same issue as the securities sold short. Short sales of this kind are referred to as "against the box." Short sales against the box are used to defer recognition of capital gains or losses.

Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

The sale of securities that are not publicly traded is typically restricted under the federal securities laws. As a result, the Utilities Portfolio may be forced to sell these securities at less than fair market value or may not be able to sell them when the investment adviser believes it is desirable to do so. The Portfolio's investments in illiquid securities are subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. The Portfolio currently limits its investments in such securities to 10% of the Portfolio's assets.

                                    SERIES-22

FOREIGN SECURITIES AND AMERICAN DEPOSITORY RECEIPTS

The Utilities Portfolio may purchase foreign securities or American Depository Receipts ("ADRs"). ADRs are U.S. dollar-denominated receipts issued generally by domestic banks representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly traded on exchanges or over the counter in the United States.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many of the foreign securities held by the Portfolio will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and the foreign company or government issuing them than is available about a domestic company of government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

LENDING PORTFOLIO SECURITIES

The U.S. Government Securities Portfolio and the Utilities Portfolio are authorized to lend their portfolio securities to brokers, dealers and other financial organizations. The Portfolios' loan of securities will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities. By lending its securities, the Portfolio seeks to generate income by continuing to receive interest on the loaned securities, by investing the cash collateral in shortterm instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral.

The risk associated with lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially.

STRIPPED SECURITIES

Under normal circumstances, each Zero Coupon Bond Portfolio will invest at least 65% of its net assets in "Stripped Securities," a term used collectively for Stripped Treasury Securities, Stripped Government Securities, Stripped Corporate Securities and Stripped Eurodollar Obligations and other stripped securities, all described below. The Stripped Securities in which each Portfolio will invest consist of:

     (1) debt obligations issued by the U.S. Treasury that have been stripped of their unmatured interest coupons; interest coupons that have been stripped from debt obligations issued by the U.S. Treasury; and receipts and certificates for stripped debt obligations and stripped coupons, including U.S. government trust certificates (collectively, "Stripped Treasury Securities") (but currently not anticipated to be in excess of 55% of the Funds' assets);

     (2) other zero coupon securities issued by the U.S. government and its agencies and instrumentalities, by a variety of tax-exempt issuers such as state and local governments and their agencies and instrumentalities and by "mixed-ownership government corporations" (collectively, "Stripped Government Securities");

                                    SERIES-23

     (3) zero coupon securities issued by domestic corporations which consist of corporate debt obligations without interest coupons, and, if available, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Corporate Securities");


     (4) zero coupon securities issued by certain entities which consist of stripped debt obligations and stripped coupons of asset-backed securities, which zero coupon-type securities may exist today or may be developed in the future. These securities may be illiquid and are subject to the 10% limitation for illiquid securities, as described under Investment Restrictions.


     (5) stripped Eurodollar obligations, which are debt securities denominated in U.S. dollars that are issued by foreign issuers, often subsidiaries of domestic corporations ("Stripped Eurodollar Obligations").

                                    SERIES-24

                           THE TRAVELERS SERIES TRUST

                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                              UTILITIES PORTFOLIO
                        ZERO COUPON BOND FUND PORTFOLIOS
                           (SERIES 1998, 2000, 2005)


                                                                    TIC Ed. 5-97

L-11788-L                                                      Printed in U.S.A.

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
                           THE TRAVELERS SERIES TRUST
                      U.S. GOVERNMENT SECURITIES PORTFOLIO
                        SOCIAL AWARENESS STOCK PORTFOLIO
                               UTILITIES PORTFOLIO
                        ZERO COUPON BOND FUND PORTFOLIOS
                            (SERIES 1998, 2000, 2005)
                        TRAVELERS QUALITY BOND PORTFOLIO
                      LAZARD INTERNATIONAL STOCK PORTFOLIO
                          MFS EMERGING GROWTH PORTFOLIO
                         FEDERATED HIGH YIELD PORTFOLIO
                            FEDERATED STOCK PORTFOLIO
                               LARGE CAP PORTFOLIO
                             EQUITY INCOME PORTFOLIO
                         MID CAP DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------

                                   MAY 1, 1997

         This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, The Travelers Series Trust's (the "Trust") prospectus dated May 1, 1997. A copy of the prospectus is available from the office of the Trust at The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030 or by calling 860-277-0111. This SAI should be read in conjunction with the accompanying 1996 Annual Reports for the Portfolios.

                                TABLE OF CONTENTS

                                                                                        PAGE
THE TRAVELERS SERIES TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4

U.S. GOVERNMENT SECURITIES PORTFOLIO . . . . . . . . . . . . . . . . . . . . . . .        4
    Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . .        4
    Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . .        4

SOCIAL AWARENESS STOCK PORTFOLIO . . . . . . . . . . . . . . . . . . . . . . . . .        5
    Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . .        5
    Social Criteria  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5
    Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . .        6

UTILITIES PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        7
    Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . .        7
    Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . . . . . .        7

ZERO COUPON BOND FUND PORTFOLIOS (Series 1998, 2000, 2005) . . . . . . . . . . . .        8
    Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . .        8
    Investment Securities, Strategies and Techniques . . . . . . . . . . . . . . .        9
    Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . .        9

TRAVELERS QUALITY BOND PORTFOLIO. . . . . . . . .. . . . . . . . . . . . . . . . .        10
    Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . .        10
    Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . .        11

LAZARD INTERNATIONAL STOCK PORTFOLIO . . . . . . . . . . . . . . . . . . . . . . .        11
    Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . .        11
    Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . .        12

MFS EMERGING GROWTH PORTFOLIO  . . . . . . . . . . . . . . . . . . . . . . . . . .        13
    Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . .        13
    Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . .        14

FEDERATED HIGH YIELD PORTFOLIO . . . . . . . . . . . . . . . . . . . . . . . . . .        14
    Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . .        14
    Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . .        15

FEDERATED STOCK PORTFOLIO  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        16
    Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . .        16
    Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . .        16

LARGE CAP PORTFOLIO . . . . . . . . .. . . . . . . . . . . . . . . . . . . . . . .        17
    Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . .        17
    Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . .        18

EQUITY INCOME PORTFOLIO . . . . . . . . .. . . . . . . . . . . . . . . . . . . . .        19
    Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . .        19
    Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . .        20

MID CAP DISCIPLINED EQUITY FUND. . . . . . . . . . . . . . . . . . . . . . . . . .        20
    Investment Objectives and Policies . . . . . . . . . . . . . . . . . . . . . .        20
    Investment Restrictions. . . . . . . . . . . . . . . . . . . . . . . . . . . .        21

VALUATION OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        22

DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        22

TRUSTEES AND OFFICERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        23

DECLARATION OF TRUST . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        25

INVESTMENT ADVISORY SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . .        25

INVESTMENT SUBADVISERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        26
    General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        26
    Lazard . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        27
    MFS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        27
    Federated. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        28
    Fidelity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        29
    SBMFM .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        30
    Securities Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . .        30
    The Advisory Agreements. . . . . . . . . . . . . . . . . . . . . . . . . . . .        31

REDEMPTIONS IN KIND. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        31

BROKERAGE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        31

FUND ADMINISTRATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        34

ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        34

APPENDIX . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        36

                           THE TRAVELERS SERIES TRUST

         The Travelers Series Trust (the "Series Trust") is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company, and is organized as a business trust under the laws of the Commonwealth of Massachusetts. An Agreement and Declaration of Trust dated October 11, 1991 (the "Declaration of Trust") authorizes the shares of the Series Trust to be divided into two or more series related to separate portfolios of investments, and further allows the Board of Trustees to establish additional portfolios at any time.

         The Series Trust is currently divided into multiple series (the "Portfolios"), each with its own investment objective and policies, each of which are diversified portfolios under the Investment Company Act of 1940, as amended (the "1940 Act").


                      U.S. GOVERNMENT SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the U.S. Government Securities Portfolio is the selection of investments from the point of view of an investor concerned primarily with highest credit quality, current income and total return. To achieve this objective, the Portfolio invests primarily in direct obligations of the United States Government, in obligations of its instrumentalities supported by its full faith and credit, and in obligations issued or guaranteed by Federal Agencies which are independent corporations sponsored by the United States and which are subject to its general supervisory oversight, but which do not carry the full faith and credit obligations of the United States.

INVESTMENT RESTRICTIONS

         The following restrictions are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of the Portfolio, as defined in the 1940 Act. The U.S. Government Securities Portfolio will not:

         (1) invest more than 5% of its total assets, computed at market value, in the securities of any one issuer (exclusive of securities issued by the United States Government, its agencies or instrumentalities, for which there is no limit);

         (2) invest in more than 10% of any class of securities of any one issuer;

         (3) borrow money, except to facilitate redemptions or for emergency or extraordinary purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; while outstanding according to the 1940 Act, a borrowing may not exceed one-third of the value of the net assets, including the amount borrowed; the Portfolio has no intention of attempting to increase its net income by borrowing and all borrowings will be repaid before additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the gross assets computed at cost;

         (4) underwrite securities, except that the Portfolio may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the is position of restricted securities, the Portfolio may be deemed to be an underwriter, as defined in the Securities Act of 1933;

         (5) purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transactions and borrowing costs and for hedging purposes;

         (6)   invest for the primary purpose of control or management;

         (7) make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

         (8) make loans, except that the Portfolio may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker/dealers; all such investments must be consistent with the investment objective and policies;

         (9) invest more than 25% of its total assets in the securities of issuers in any single industry (other than securities issued by the United States Government, its agencies or instrumentalities); or

         (10) purchase securities of other investment companies, except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company; when consistent with its investment objectives, the Portfolio may purchase securities of brokers, dealers, underwriters or investment advisers.


                        SOCIAL AWARENESS STOCK PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the Social Awareness Stock Portfolio is long-term capital appreciation and retention of net investment income. The Portfolio seeks to fulfill this objective by selecting investments, primarily common stocks, that Smith Barney Mutual Fund Management, Inc. ("SBMFM") determines meet certain social criteria, based on analysis of data. It is up to the discretion of the investment adviser to determine the source for the data. This principal objective does not preclude the realization of short-term gains when conditions suggest the long-term goal is accomplished by such short-term transactions.

         The assets of the Social Awareness Portfolio generally will be invested in a portfolio of equity securities, primarily common stocks, diversified across industries and companies. However, when it is determined that investments of other types may be advantageous for defensive purposes or for temporary investment of cash flows, investments may be made in bonds, notes or other evidence of indebtedness, issued publicly or placed privately, deemed to be of suitable credit quality, including obligations of the United States Government.

SOCIAL CRITERIA

         The Social Awareness Stock Portfolio utilizes certain social criteria to define a universe of common stocks that are acceptable investment vehicles for the Portfolio. Companies will not meet the social criteria established for the Portfolio if a significant portion of their revenues, as determined by SBMFM, are derived from (a) the production of tobacco, tobacco products, alcohol, or military defense systems; or (b) the provision of military defense related services, or gambling services. These investment restrictions are not fundamental and may be changed without shareholder approval.

         If a company fails a social criteria restriction after the Social Awareness Portfolio has purchased its common stock or should the Portfolio inadvertently acquire a security which is not an acceptable investment, SBMFM will eliminate the securities of such company from the Social Awareness Portfolio's portfolio in an orderly manner within a reasonable period of time.

INVESTMENT RESTRICTIONS

         The investment restrictions set forth in Items 1 through 9 below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of the Portfolio, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Trustees. The Social Awareness Stock Portfolio will not:

         (1) invest more than 5% of its total assets in securities of any one issuer, except obligations of the United States Government and its instrumentalities;

         (2) borrow money, except that the right is reserved to borrow from banks for emergency purposes, provided that such borrowings will not exceed 5% of the value of the assets of the Portfolio and that immediately after the borrowing, and at all times thereafter, and while any such borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Portfolio;

         (3) underwrite securities of other issuers, except that the Portfolio could be deemed an underwriter when engaged in the sale of restricted securities (see item 13);

         (4) purchase interests in real estate, except as may be represented by securities for which there is an established market;

         (5) purchase commodities or commodity contracts, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes;

         (6) make loans, except through the acquisition of a portion of privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors (see item 13);

         (7) invest in the securities of a company for the purpose of exercising management or control;

         (8) acquire more than 10% of the voting securities of any one issuer (it is the present practice of the Portfolio not to exceed 5% of the voting securities of any one issuer);

         (9)   issue senior securities;

         (10)  make short sales of securities;

         (11) make purchases on margins, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

         (12) invest in securities of other investment companies, except as part of a plan of merger, consolidation or acquisition of assets; or

         (13) invest more than 5% of the value of the assets of the Portfolio in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933).

         Changes in the investments of the Portfolio may be made from time to time to take into account changes in the outlook for particular industries or companies. The Portfolio's investments will not, however, be concentrated in any one industry; that is, no more than twenty-five percent (25%) of the value of its assets will be invested in any one industry. While the Portfolio may occasionally invest in foreign securities, it is not anticipated that such investments will, at any time, account for more than ten percent (10%) of its investment portfolio.

         The assets of the Portfolio will be kept fully invested except that (a) sufficient cash may be kept on hand reasonably to provide for variable annuity contract obligations, and (b) reasonable amounts of cash, United States Government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investments in accordance with their respective investment policies.


                               UTILITIES PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

         The primary investment objective of the Utilities Portfolio (the "Portfolio") is to provide current income. Long-term capital appreciation is a secondary objective. The Portfolio seeks to achieve its objectives by investing in equity and debt securities of companies in the utility industries, which industries are deemed for these purposes to be comprised of companies principally engaged (that is, at least 50% of a company's assets, gross income or net profits results from utility operations or the company is regulated as a utility by a government agency or authority) in the manufacture, production, generation, transmission and sale of electric and gas energy and companies principally engaged in the communications field, including entities such as telephone, telegraph, satellite, microwave and other companies regulated by governmental agencies as utilities that provide communication facilities for the public benefit, but not including those in public broadcasting. The Portfolio will invest primarily in utility equity and debt securities that have a high expected rate of return, as determined by the investment adviser. Under normal market conditions, the Portfolio will invest at least 65% of its assets in such securities. The Portfolio may invest up to 35% of its assets in equity and debt securities of non-utility companies believed to afford a reasonable opportunity for achieving the Portfolio's investment objectives. When the investment adviser believes that market conditions warrant, the Portfolio may adopt a temporary defensive posture and may invest, without limit, in debt securities (whether or not they are utility securities) such as rated or unrated bonds, debentures and commercial paper, United States government securities and money market instruments. The Portfolio may invest up to 10% of its assets in securities rated BB or B by Standard & Poor's Corporation ("S&P") or Ba or B by Moody's Investors Service, Inc. ("Moody's") whenever the investment adviser believes that the incremental yield on such securities is advantageous to the Portfolio in comparison to the additional risk involved. The yields on lower-rated fixed-income securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated securities may be subject to greater market fluctuations and greater risks of loss of income or principal (including the possibility of default by, or bankruptcy of, the issuers of such securities) than higher-rated securities. Lower-rated securities also may have speculative characteristics. In addition, the Portfolio may enter into repurchase agreements.

INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of the Portfolio, as defined in the 1940 Act. The Utilities Portfolio will not:

         (1) purchase the securities of any issuer (other than U.S. government securities) if as a result more than 5% of the value of the Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation;

         (2) purchase more than 10% of the voting securities of any one issuer, provided that this limitation shall not apply to investments in U.S. government securities;

         (3) purchase securities on margin, except that the Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities (for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by the Portfolio);

         (4) make short sales of securities or maintaining a short position, except to the extent of 5% of the Portfolio's net assets and except that the Portfolio may engage in such activities without limit if, at all times when a short position is open, the Portfolio owns an equal amount of the securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and at least equal in amount to, the securities sold short;

         (5) borrow money, including reverse repurchase agreements, except that the Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 20% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments;

         (6) pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of the Portfolio's total assets as security for any indebtedness (for purposes of this restriction (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to (i) the purchase and sale of stock options, options on foreign currencies and options on stock indexes and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of the Portfolio's assets);

         (7) invest in commodities, except that the Portfolio may purchase or write futures contracts and options on futures contracts;

         (8) make loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities and the entry into repurchase agreements; and

         (9) concentrate in any industry, except that the Portfolio will concentrate in excess of 25% of its assets in the securities of companies within the utility industries.

         In addition, the Portfolio will not purchase restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities that are not readily marketable if more than 10% of the total assets of the Portfolio would be invested in such securities.


                        ZERO COUPON BOND FUND PORTFOLIOS
                            (SERIES 1998, 2000, 2005)


INVESTMENT OBJECTIVE AND POLICIES

         The objective of each of the three Zero Coupon Bond Portfolios is to provide as high an investment return as is consistent with the preservation of capital. Each Portfolio's investment objective may be changed only with the approval of a majority of the Portfolio's outstanding shares. There can be no assurance that a Portfolio will achieve its investment objective.

Each Portfolio seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific target date in the future by investing in primarily zero coupon securities that pay no cash income but are acquired by the Portfolio at substantial discounts from their value at maturity. The Zero Coupon Bond Portfolios may not be appropriate for contract owners who do not plan to have their premiums invested in shares of the Portfolios for the long-term or until maturity.

INVESTMENT SECURITIES, STRATEGIES AND TECHNIQUES

         Under normal circumstances, each Zero Coupon Bond Portfolio will invest at least 65% of its net assets in "Stripped Securities," a term used collectively for Stripped Treasury Securities, Stripped Government Securities, Stripped Corporate Securities and Stripped Eurodollar Obligations and other stripped securities, all described below. The Stripped Securities in which each Portfolio will invest consist of:

         (1) debt obligations issued by the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, and receipts and certificates for stripped debt obligations and stripped coupons, including U.S. government trust certificates (collectively, "Stripped Treasury Securities") (but currently not anticipated to be in excess of 55% of the Funds' assets);

         (2) other zero coupon securities issued by the U.S. government and its agencies and instrumentalities, by a variety of tax-exempt issuers such as state and local governments and their agencies and instrumentalities and by "mixed-ownership government corporations" (collectively, "Stripped Government Securities");

         (3) zero coupon securities issued by domestic corporations which consist of corporate debt obligations without interest coupons, and, if available, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Corporate Securities");

         (4) zero coupon securities issued by certain entities which consist of stripped debt obligations and stripped coupons of asset-backed securities, which zero coupon-type securities may exist today or may be developed in the future. These securities may be illiquid and are subject to the 10% limitation for such securities.

         (5) stripped Eurodollar obligations, which are debt securities denominated in U.S. dollars that are issued by foreign issuers, often subsidiaries of domestic corporations ("Stripped Eurodollar Obligations").

         As to the remaining 35% of each Zero Coupon Bond Portfolio, the assets may be invested in non-zero coupon securities such as common stock and other equity securities, bonds and other debt securities, and money market instruments.

INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental and may not be changed without a vote of majority of the outstanding voting securities of each Zero Coupon Bond Portfolio, as defined in the Investment Company Act of 1940, as amended. Each of the Zero Coupon Bond Portfolios will not:

         (1) purchase the securities of any issuer (other than U.S. government securities) if as a result more than 5% of the value of the Portfolio's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to this 5% limitation;

         (2) purchase more than 10% of the voting securities of any one issuer, provided that this limitation shall not apply to investments in U.S. government securities;

         (3) purchase securities on margin, except that each Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by a Portfolio;

         (4) make short sales of securities or maintain a short position, except to the extent of 5% of each Portfolio's net assets and except that a Portfolio may engage in such activities without limit if, at all times when a short position is open, the Portfolio owns an equal amount of the securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and at least equal in amount to, the securities sold short;

         (5) borrow money, including reverse repurchase agreements, except that each Portfolio may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 20% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of a Portfolio's total assets, the Portfolio will not make any additional investments;

         (6) pledge, hypothecate, mortgage or otherwise encumber more than 10% of the value of a Portfolio's total assets as security for any indebtedness. For purposes of this restriction (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to (i) the purchase and sale of stock options, options on foreign currencies and options on stock indexes and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Portfolio's assets;

         (7) invest in commodities, except that each Portfolio may purchase or write futures contracts and options on futures contracts;

         (8) make loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities and the entry into repurchase agreements; and

         (9)  concentrate in any industry.


         In addition, the Portfolios will not purchase illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities that are not readily marketable if more than 10% of the total assets of a Portfolio would be invested in such securities.


TRAVELERS QUALITY BOND PORTFOLIO ("TRAVELERS BOND PORTFOLIO")
INVESTMENT OBJECTIVES AND POLICIES

The basic investment objective of Travelers Bond Portfolio is to seek current income, moderate capital volatility and total return.

The assets of Travelers Bond Portfolio will be primarily invested in money market obligations, including, but not limited to:

-     treasury bills;
-     repurchase agreements;
-     commercial paper;
-     bank certificates of deposit and bankers' acceptances; and
- publicly traded debt securities, including bonds, notes, debentures, equipment trust certificates and short-term instruments.

These securities may carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stocks of the same or different issuer, or participation based on revenues, sales or profits. It is currently anticipated that the market value-weighted average maturity of the portfolio will not exceed five years. (In the case of mortgage-backed securities, the estimated average life of cash flows will be used instead of average maturity.) Investment in longer term obligations may be made if the Investment Adviser concludes that the investment yields justify a longer term commitment. No more than 25% of the value of Travelers Bond Portfolio's assets will be invested in any one industry.

The Portfolio will be actively managed and investments may be sold prior to maturity if deemed advantageous in light of factors such as market conditions or brokerage costs. While the investments of Travelers Bond Portfolio are generally not listed securities, there are firms which make markets in the type of debt instruments that Travelers Bond Portfolio holds. No problems of liquidity are anticipated with regard to the investments of Travelers Bond Portfolio.

From time to time, Travelers Bond Portfolio may commit to purchase new-issue government or agency securities on a "when-issued" basis (referred to throughout as "when-issued securities"). Travelers Bond Fund may also purchase and sell interest rate futures contracts to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of the Travelers Bond Portfolios securities. See Exhibit A to the prospectus for a more complete description of these investment techniques.

INVESTMENT RESTRICTIONS

The Travelers Bond Portfolio is subject to certain investment restrictions. Specifically, the Investment Adviser, on behalf of Travelers Bond Portfolio may:

- invest up to 15% of the value of its assets in the securities of any one issuer (exclusive of obligations of the United States government and its instrumentalities, for which there is no limit);
- borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;
- purchase interests in real estate represented by securities for which there is an established market;
- make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;
- acquire up to 10% of the voting securities of any one issuer (it is the present practice of Travelers Bond Portfolio not to exceed 5% of the voting securities of any one issuer);
- make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts; and
- invest up to 15% of its assets in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933).

Please see the prospectus for additional information concerning this Portfolio.


LAZARD INTERNATIONAL STOCK PORTFOLIO ("LAZARD INTERNATIONAL STOCK PORTFOLIO") INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Lazard International Stock Portfolio is to seek capital appreciation through investing primarily in the equity securities of non-United States companies (i.e., incorporated or organized outside the United States).

The Portfolio expects to invest its assets principally in the common stocks of non-U.S. companies, (although the Portfolio may have substantial investments in American Depository Receipts ("ADRs" and Global Depository Receipts), convertible bonds, and other convertible securities.

There is no requirement, however, that the Lazard International Stock Portfolio invest exclusively in common stocks or other equity securities, and, if deemed advisable, it may invest up to 20% of the value of its total assets in fixed-income securities and short-term money market instruments. The Portfolio will not invest in fixed-income securities rated lower than investment grade.

It is the present intention of the Subadviser to invest the Lazard International Stock Portfolio's assets in companies based in Continental Europe, the United Kingdom, the Pacific Basin and in such other areas and countries as the Subadviser may determine from time to time. Under normal market conditions, the Lazard International Stock Portfolio will invest at least 80% of the value of its total assets in the equity securities of companies within not less than three different countries (not including the United States). The percentage of the Portfolio's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the Subadviser.

In selecting investments for the Lazard International Stock Portfolio, the Subadviser attempts to identify inexpensive markets world-wide through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or the potential to improve profitability. In addition, the Subadviser seeks to identify companies that it believes are financially productive and undervalued in those markets. The Subadviser focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The Subadviser recognizes that some of the best opportunities are in securities not generally followed by investment professionals. Thus the Subadviser relies on its research capability and also maintains a dialogue with foreign brokers and with the management of foreign companies in an effort to gather the type of "local knowledge" that it believes is critical to successful investment abroad. To this end, the Subadviser communicates with its affiliates, Lazard Freres & Cie. in Paris, Lazard Brothers & Co. Ltd. in London, and Lazard Freres K.K. in Japan, for information concerning current business trends, as well as for a better understanding of the management of local businesses. The information supplied by these affiliates will be limited to statistical and factual information, advice regarding economic factors and trends or advice as to occasional transactions in specific securities.

The Lazard International Stock Portfolio may enter into foreign currency forward exchange contracts in order to protect against anticipated changes in foreign currency exchange rates.

When, in the judgment of the Subadviser, business or financial conditions warrant, the Portfolio may assume a temporary defensive position and invest without limit in the equity securities of U.S. Companies or short-term money market instruments or hold its assets in cash.

In addition, the Lazard International Stock Portfolio may engage in the following additional investment activities described in greater detail in Exhibit A to the prospectus: (i) trading of short term money market instruments;
(ii) lending of Portfolio securities; (iii) floating and variable rate instruments; (iv) letters of credit; (v) purchase and sales of restricted securities; (vi) investments in emerging or unseasoned companies.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies of the Lazard International Stock Portfolio. The Lazard International Stock Portfolio may not:

- issue senior securities, borrow money or pledge or mortgage its assets, except that the Portfolio may borrow from banks for temporary purposes, including the meeting of redemption requests which might require the untimely disposition of securities. For purposes of this investment restriction, the Portfolio's entry into options, forward contracts, futures contracts, including those related to indexes shall not constitute borrowing;

- make loans, except loans of portfolio securities not having a value in excess of 10% of the Portfolio's total assets and except that the Portfolio may purchase debt obligations in accordance with its investment objectives and policies;
- invest in illiquid securities if immediately after such investment more than 10% of the value of the Portfolio's net assets, taken at market value, would be invested in such securities;
- purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided, however, the Lazard International Stock Portfolio may purchase securities in an amount up to 5% of the value of its total assets in any one closed-end fund and may purchase in the aggregate securities of closed-end funds in an amount of up to 10% of the value of the Portfolio's total assets;
- purchase the securities of issuers conducting their principal business in the same industry, if the value of the value of the Portfolio's investment exceeds 25% of the Portfolio's then current net asset value;
- purchase or sell real estate except in a manner consistent with specific rules described in greater detail in the prospectus;
-     purchase securities on margin;
-     underwrite securities; or
-     make investments for the purpose of exercising control or management.


MFS EMERGING GROWTH PORTFOLIO ("MFS PORTFOLIO")
INVESTMENT OBJECTIVES AND POLICIES

MFS Portfolio's investment objective is to seek to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio's investment objective. MFS Portfolio's policy is to invest primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of small and medium-sized companies that are early in their life cycle but which have the potential to become major enterprises (emerging growth companies). Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to become more widely recognized as growth companies.

However, the MFS Portfolio may also invest in more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The MFS Portfolio is aggressively managed and, therefore, the value of its shares is subject to greater fluctuation and investments in its shares involve the assumption of a higher degree of risk than would be the case with an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities.

The MFS Portfolio will invest primarily in common stocks. Other investments are allowed, including, but not limited to those described below. (Refer to Exhibit A to the prospectus for a discussion of these investment techniques.) MFS may invest in, or write (as applicable), the following:

- foreign or convertible securities and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments (see Exhibit A);
- foreign currency and forward foreign currency exchange contracts for the purchase or sale of foreign currency for hedging purposes and non-hedging purposes, including transactions entered into for the purpose of profiting from anticipated changes in foreign currency exchange rates, as well as options on foreign currencies;
- foreign securities (up to 25% of its total assets) which may be traded on foreign exchanges (not including American Depository Receipts ("ADRs")). (It expects generally to invest between 0% to 10% in such securities.);
-     emerging market securities;

- cash equivalents or other forms of debt securities as a reserve for future purchases of common stock or to meet liquidity needs;
-     corporate asset-backed securities;
- covered call and put options and may purchase call and put options on securities and stock indices in an effort to increase current income and for hedging purposes;
- stock index futures contracts and options thereon for hedging purposes and for non-hedging purposes, subject to applicable law;
- portfolio securities purchased on a "when-issued" or on a "forward delivery" basis; and
-     loan participations.

In addition, MFS Portfolio may engage in certain investment activity described in greater detail in Exhibit A to the prospectus: (i) lending of Portfolio securities; (ii) repurchase agreements; (iii) purchase and sales of restricted securities; (iv) when issued securities; (v) corporate asset-backed securities;
(vi) loan participation and other direct indebtedness; (vi) foreign securities;
(vii) ADRs; (viii) emerging market securities; and (ix) various futures and option trading techniques.

INVESTMENT RESTRICTIONS

The MFS Portfolio is subject to certain fundamental investment restrictions listed below. The MFS Portfolio will not:

-     borrow money in an amount in excess of 33 1/3% of its net assets;
-     underwrite securities;
- concentrate its investments in any particular industry in excess of 25% of its total net assets;
-     purchase or sell real estate in the ordinary course of its business;

Additionally, certain other nonfundamental investment restrictions apply, including the following: The MFS Portfolio will not:

- make loans except by the purchase of obligations in which the Portfolio is authorized to invest;
- purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 15% of its total assets to be invested in the securities of such issuer;
-     invest for the purpose of control or management;
-     purchase securities on margin, except as provided in the prospectus;
-     issue any senior security; and
- purchase, except on a limited basis, securities issued by any other registered investment company.


FEDERATED HIGH YIELD PORTFOLIO ("FEDERATED HIGH YIELD PORTFOLIO") INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Federated High Yield Portfolio is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fixed income securities in which the Federated High Yield Portfolio intends to invest are expected to be lower-rated corporate debt obligations. The investment objective stated above cannot be changed without approval of shareholders.

The Federated High Yield Portfolio will invest primarily in fixed rate corporate debt obligations. The fixed rate corporate debt obligations in which the Federated High Yield Portfolio intends to invest are expected to be lower-rated. Permitted investments currently include, but are not limited to, the following:

- corporate debt obligations having fixed or floating rates of interest and which are rated BBB or lower by nationally recognized statistical rating organizations;

-     preferred stocks; foreign securities and ADRs;
-     asset backed securities;
-     equipment trust and lease certificates
-     commercial paper;
-     zero coupon bonds;
-     pay-in-kind securities; obligations of the United States;
- notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; Student Loan Marketing Association; National Credit Union Administration and Tennessee Valley Authority;
- time and savings deposits (including certificates of deposit) in commercial or savings banks whose deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), including certificates of deposit issued by and other time deposits in foreign branches of BIF-insured banks;
- bankers' acceptances issued by a BIF-insured bank, or issued by the bank's Edge Act subsidiary and guaranteed by the bank, with remaining maturities of nine months or less
- general obligations of any state, territory, or possession of the United States, or their political subdivisions; and
- equity securities, including unit offerings that combine fixed rate securities and common stock and common stock equivalents such as warrants, rights and options.

The corporate debt obligations in which the Federated High Yield Portfolio may invest are generally rated BBB or lower by Standard & Poor's Ratings Group ("S&P") or Baa or lower by Moody's Investors Service, Inc. ("Moody's"), or are not rated but are determined by the Federated High Yield Portfolio's investment Subadviser to be of comparable quality.

The Federated High Yield Portfolio is aggressively managed and, therefore, the value of its shares is subject to greater fluctuation and investments in its shares involve the assumption of a higher degree of risk than would be the case with an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities.

In addition to the investment techniques described above, the Federated High Yield Portfolio may also engage in the following investment techniques described in greater detail in Exhibit A to the prospectus: (i) restricted securities;
(ii) when-issued securities; (iii) temporary investments; (iv) repurchase agreements; (v) put and call options; and (vi) lending of portfolio securities.

INVESTMENT RESTRICTIONS

The Federated High Yield Portfolio will not:

- borrow money directly or through reverse repurchase agreements (arrangements in which the Federated High Yield Portfolio sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Federated High Yield Portfolio may borrow up to one-third of the value of its net assets;
- sell securities short except, under strict limitations, the Federated High Yield Portfolio may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions or
-     pledge assets except to secure permitted borrowing.

The above are the fundamental investment limitations of the Federated High Yield Portfolio. The following limitations, however, are nonfundamental. The Federated High Yield Portfolio will not:

- invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations;
- commit more than 5% of the value of its total assets to premiums on open put option positions;
- invest more than 5% of the value of its total assets in securities of one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations) or acquire more than 10% of any class of voting securities of any one issuer;
- invest more than 10% of the value of its total assets in foreign securities which are not publicly traded in the United States;
-     invest directly in minerals;
-     underwrite securities;
-     invest more than 5% in put options;
- write covered call options unless the securities are held by the Portfolio;
-     invest in real estate; or
- purchase the securities of other investment companies, except in limited situations.


FEDERATED STOCK PORTFOLIO  ("FEDERATED STOCK PORTFOLIO")
INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Portfolio is to provide growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies. These companies generally are leaders in their industries and are characterized by sound management and the ability to finance expected growth. While there is no assurance that the Portfolio will achieve its investment objective, it endeavors to do so by following the investment policies described in the prospectus. This investment objective cannot be changed without the approval of shareholders.

The Portfolio's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations. The Portfolio invests primarily in common stocks of companies selected by the Portfolio's Subadviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. Ordinarily, these companies will be in the top 25% of their industries with regard to revenues. However, other factors, such as product position or market share, will be considered by the Portfolio's Subadviser and may outweigh revenues. Other permitted investments include, but are not limited to:

- preferred stocks, corporate bonds, notes, and warrants of these companies. The prices of fixed income securities generally fluctuate inversely to the direction of interest rates.;
-     U.S. government securities;
-     repurchase agreements;
-     money market instruments;
- securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of American Depository Receipts ("ADRs") (in an amount of not more than 10% if its assets); and
-     when-issued securities.

See Exhibit A to the prospectus for a more detailed discussion of the above investments.

INVESTMENT RESTRICTIONS

The fundamental investment restrictions of the Federated Stock Portfolio are set forth below. The Federated Stock Portfolio will not:

- borrow money or pledge securities except, under certain circumstances, the Portfolio may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings;
- invest more than 5% of its total assets in the securities of one issuer (except cash and cash items and U.S. government securities);
-     acquire more than 10% of the voting securities of any one issuer;
-     invest in real estate;
-     issue senior securities;
-     trade in puts and calls; or
-     underwrite securities.


LARGE CAP PORTFOLIO  ("LARGE CAP PORTFOLIO")

INVESTMENT OBJECTIVES AND POLICIES

Large Cap Portfolio seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations

The Subadviser normally invests at least 65% of the Portfolio's total assets in equity securities of companies with large market capitalizations. For purposes of the Portfolio's investment policies, large market capitalization companies are defined as those companies with market capitalizations of $1 billion or more at the time of the Portfolio's investment. Companies whose market capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy. The Large Cap Portfolio will invest primarily in common stocks. Other investments are allowed, including, but not limited to those described below. (Refer to Exhibit A for a discussion of these investment techniques.) The Subadviser, on behalf of the Portfolios, may invest in, or write (as applicable), the following:

-     cash instruments;
-     equity securities;
-     debt securities;
-     foreign securities;
-     repurchase agreements;
-     reverse repurchase agreements;
-     various futures and option-related techniques and instruments;
-     ADRs;
-     emerging market securities; lending of portfolio securities;
-     real estate related instruments;
-     corporate asset-backed securities;
-     loan participations and other direct indebtedness;
-     indexed securities;
-     short sales "against the box";
-     cash instruments;
-     swap agreements; and
-     restricted securities.

The Portfolio also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes, and to lend portfolio securities.

Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.

The Large Cap Portfolio may use various investment techniques to hedge a portion of the fund's risks, but there is no guarantee that these strategies will work as intended. The Portfolio seeks to spread investment risk by diversifying its holdings among companies and industries.

The Portfolio may not buy all of these instruments or use all of these techniques, and those described in the prospectus, to the full extent permitted unless it believes that doing so will help achieve its goals. Current holdings and recent investment strategies are described in the Portfolio's financial reports which are sent to shareholders twice a year.

Purchase of a debt security is consistent with the Portfolio's debt quality policy if it is rated at or above the stated level by Moody's Investor Services, Inc., in the equivalent categories by Standard & Poor's Corporation, or is unrated but judged to be of equivalent quality by the Portfolio's Investment Adviser. The Portfolio currently intends to limit its investments in lower-than-Baa-quality debt securities to less than 35% of its assets.

INVESTMENT RESTRICTIONS

The following restrictions are fundamental. The Portfolio will not:

- With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities of other investment companies or securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;
-     Issue senior securities, except as permitted under the 1940 Act;
- Borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
- underwrite securities issued by others, except to the extent that the Portfolio may be considered to be an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;
- purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
- purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities or companies engaged in the real estate business);
- purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);
- lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
- the Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all the assets in the securities of a single open-end management investment company managed by the Subadviser or any affiliate or successor with substantially the same investment objective, policies, and limitations as the Portfolio.

The following investment limitations, along with all other policies or limitations not specifically identified as fundamental, are not fundamental.

- The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
- The Portfolio does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transaction, and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin.
- The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Subadviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation definitions). The Portfolio will not borrow money in excess of 25% of net assets so long as this limitation is required for certification by certain state insurance departments. Any borrowings that come to exceed this amount will be reduced within seven days (not including Sundays and holidays) to the extent necessary to comply with the 25% limitation. The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Portfolio will not borrow from other funds advised by the Subadviser or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the Portfolio's total assets.
- The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
- The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which the Subadviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations (where such participations have not been securitized), or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
- The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For purposes of this limitation pass through entities and other special purpose vehicles or pools of financial assets such as issues of asset backed securities or investment companies are not considered "business enterprises."
- The Portfolio does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of the Subadviser who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
- The Portfolio does not currently intend to invest all of its assets in the securities of a single open-end management investment company sub-advised by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.


EQUITY INCOME PORTFOLIO  ("EQUITY INCOME PORTFOLIO")
INVESTMENT OBJECTIVES AND POLICIES

The Portfolio seeks reasonable income by investing primarily in income-producing equity securities. Normally, at least 65% of the Portfolio's total assets will be invested in these securities. The Portfolio has the flexibility, however, to invest the balance in all types of domestic and foreign securities, including bonds. The Portfolio seeks to achieve a yield that beats that of the S&P 500. The Portfolio does not expect to invest in debt securities of companies that do not have proven earnings or credit. When choosing the Portfolio's investments, the Subadviser also considers the potential for capital appreciation.

The value of the Portfolio's domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. The value of bonds fluctuates based on changes in interest rates and in the credit quality of the issuer. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations. The Subadviser may use various investment techniques to hedge the Portfolio's risks, but there is no guarantee that these strategies will work as the Subadviser intends. The Portfolio seeks to spread investment risk by diversifying its holdings among many companies and industries.

The Subadviser normally invests the Portfolio's assets according to its investment strategy. The Portfolio also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.

Equity Income Portfolio may engage in trade of certain other securities and use other investment techniques as described more fully in Exhibit A in the prospectus including: (i) equity securities; (ii) debt securities; (iii) foreign securities; (iv) repurchase agreements; (v) restricted securities; (vi) lending; and (vii) various money market instruments.


INVESTMENT RESTRICTIONS

The Equity Income Portfolio is subject to the same investment limitations as the Large Cap Portfolio described above. Please refer to "Large Cap Portfolio --Investment Restrictions" above for a complete discussion of such applicable limitations.

In addition to those limitations, the Equity Income Portfolio will conform its purchases of debt security to a stated debt quality policy. For example, the Portfolio may make purchases of lower-rated debt securities if such securities are rated at or above the stated level by Moody's or rated in the equivalent categories of S&P, or is unrated but judged to be of equivalent quality by the Subadviser. The Portfolio currently intends to limit its investments in lower than Baa-quality debt securities to 20% of its assets. (See Exhibit B to the prospectus for a discussion of rating agency procedures.)


MID CAP DISCIPLINED EQUITY FUND ("MID CAP DISCIPLINED EQUITY FUND") INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of the Mid Cap Disciplined Equity Fund is to seek growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks. In order to achieve consistent relative performance, TIMCO manages the portfolio to mirror the overall risk, sector weightings and style characteristics of the Standard & Poor's 400 stock index ("S&P 400 Index"). The S&P 400 Index is a value-weighted stock index consisting of 400 mid-sized U.S. companies.

The investment policies of the Mid Cap Disciplined Equity Fund are fundamental and may not be changed without a vote of the majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940 ("1940 Act"). These policies permit the Fund to:

-     invest up to 5% of its assets in the securities of any one issuer;
- borrow money from banks in amounts of up to 10% of its assets, but only as a temporary measure for emergency or extraordinary purposes;
-     pledge up to 10% of its assets to secure borrowings;

- invest up to 25% of its assets in the securities of issuers in the same industry; and
- invest up to 10% of its assets in repurchase agreements maturing in more than seven days and securities for which market quotations are not readily available.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of the Mid Cap Disciplined Equity Fund, as defined in the 1940 Act. The Mid Cap Disciplined Equity Fund may not:

- invest more than 5% of its total assets, computed at market value, in the securities of any one issuer;
-     invest in more than 10% of any class of securities of any one issuer;
- invest more than 5% of the value of its total assets in companies which have been in operation for less than three years;
- borrow money, except to facilitate redemptions or for emergency or extraordinary purposes and then only from banks and in amounts of up to 33 1/3% of its gross assets computed at cost; while outstanding, a borrowing may not exceed one-third of the value of its net assets, including the amount borrowed; the Mid Cap Disciplined Equity Fund has no intention of attempting to increase its net income by means of borrowing and all borrowings will be repaid before additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the gross assets of the Mid Cap Disciplined Equity Fund computed at cost;
- underwrite securities, except that the Mid Cap Disciplined Equity Fund may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities the Account may be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act");
- purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes as described above;
-     invest for the primary purpose of control or management;
- make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;
- make loans, except that the Mid Cap Disciplined Equity Fund may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker-dealers; all such investments must be consistent with the Account's investment objective and policies;
- invest more than 25% of its total assets in the securities of issuers in any single industry;
- purchase the securities of any other investment company, except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company;
- invest in interests in oil, gas or other mineral exploration or development programs; or
- invest more than 5% of its net assets in warrants, valued at the lower of cost or market; warrants acquired by the Account in units or attached to securities will be deemed to be without value with regard to this restriction. The Mid Cap Disciplined Equity Fund is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of TIMCO have a substantial interest.

               The Mid Cap Disciplined Equity Fund may make investments in an amount of up to 15% of the value of its net assets in restricted securities which may not be publicly sold without registration under the 1933 Act. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If and when the Mid Cap Disciplined Equity Fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect thereto, and registration of such securities under the 1933 Act may be required. The Mid Cap Disciplined Equity Fund will not bear the expense of such registration. The Mid Cap Disciplined Equity Fund intends to reach agreements with all such issuers whereby they will pay all expenses of registration. In determining securities subject to the 15% limitation, the Mid Cap Disciplined Equity Fund will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations.


                             VALUATION OF SECURITIES

         The current values for the portfolio securities of the Portfolios are determined as follows. Securities that are traded on an established exchange are valued on the basis of the last sales price on the exchange where primarily traded prior to the time of valuation. Securities traded in the over-the-counter market, for which complete quotations are readily available, are valued at the mean of the bid and asked prices at the time of valuation. Short-term money market instruments having maturities of sixty days or less are valued at amortized cost (original purchase price as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market. Short-term money market instruments having maturities of more than sixty days, for which complete quotations are readily available, are valued at current market value. The Board of Trustees of the Series Trust values the following at prices it deems in good faith to be fair: (1) securities, including restricted securities, for which complete quotations are not readily available, (2) listed securities if in the Board's opinion the last sales price does not reflect a current market value or if no sale occurred, and (3) other assets.

         The Series Trust believes that reliable market quotations generally are not readily available for purposes of valuing fixed income securities. As a result, depending on the particular securities owned by either Portfolio, it is likely that most of the valuations for such securities will be based upon their fair value determined under procedures which have been approved by the Board of Trustees. The Board of Trustees has authorized the use of a pricing service to determine the fair value of the Portfolios' securities. Securities for which market quotations are readily available are valued on a consistent basis at that price quoted which, in the opinion of the Trustees or the person designated by the Trustees to make the determination, most nearly represents the market value of the particular security. Any securities for which market quotations are not readily available or other assets are valued on a consistent basis at fair value as determined in good faith using methods prescribed by the Trustees or by a committee appointed by the Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the Portfolios if, in the opinion of the Trustees or the Committee, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded off an exchange) would more accurately reflect the fair market value of such securities.


                             DISTRIBUTIONS AND TAXES

         It is the Series Trust's intention to distribute dividends from net investment income and all net realized capital gains from the Portfolios annually in shares or, at the option of the shareholder, in cash. All of the Portfolios have qualified, and intend to qualify in the future, as a regulated investment company under Subchapter M of the Internal Revenue Code. Thus the Portfolios are relieved of any federal income tax liability by distributing all of their net investment income and net capital gains, if any, to its shareholders.

         When any Portfolio makes a distribution, it intends to distribute only its net capital gains and such income as has been predetermined to the best of the Portfolio's ability to be taxable as ordinary income. Therefore, net investment income distributions will not be made on the basis of distributable income as computed on the Portfolio's books, but will be made on a federal taxation basis.

                              TRUSTEES AND OFFICERS


                                         Present Position and Principal
Name                                     Occupation During Last Five Years
----                                     --------------------------------------
 *Heath B. McLendon                      Managing Director (1993-present), Smith
  Chairman and Member                    Barney Inc. ("Smith Barney"); Chairman
  388 Greenwich Street                   (1993-present), Smith Barney Strategy
  New York, New York                     Advisors, Inc.; President
  Age 63                                 (1994-present), Smith Barney Mutual
                                         Funds Management Inc.; Chairman and
                                         Director of forty-one investment
                                         companies associated with Smith Barney;
                                         Chairman, Board of Trustees, Drew
                                         University; Trustee, The East New York
                                         Savings Bank; Advisory Director, First
                                         Empire State Corporation; Chairman,
                                         Board of Managers, seven Variable
                                         Annuity Separate Accounts of The
                                         Travelers Insurance Company+; Chairman,
                                         Board of Trustees, five Mutual Funds
                                         sponsored by The Travelers Insurance
                                         Company++; prior to July 1993, Senior
                                         Executive Vice President of Shearson
                                         Lehman Brothers Inc.

  Knight Edwards                         Of Counsel (1988-present), Edwards &
  Member                                 Angell, Attorneys; Member, Advisory
  2700 Hospital Trust Tower              Board (1973-1994), thirty-one mutual
  Providence, Rhode Island               funds sponsored by Keystone Group,
  Age 73                                 Inc.; Member, Board of Managers, seven
                                         Variable Annuity Separate Accounts of
                                         The Travelers Insurance Company+;
                                         Trustee, five Mutual Funds sponsored by
                                         The Travelers Insurance Company.++

  Robert E. McGill, III                  Retired manufacturing executive.
  Member                                 Director (1983-1995), Executive Vice
  295 Hancock Street                     President (1989-1994) and Senior Vice
  Williamstown, Massachusetts            President, Finance and Administration
  Age 65                                 (1983-1989), The Dexter Corporation
                                         (manufacturer of specialty chemicals
                                         and materials); Director (1983-1995),
                                         Life Technologies, Inc. (life
                                         science/biotechnology products);
                                         Director, (1994-present), The
                                         Connecticut Surety Corporation
                                         (insurance); Director (1995-present),
                                         Calbiochem Novachem International (life
                                         science/biotechnology products);
                                         Director (1995-present), Chemfab
                                         Corporation (specialty materials
                                         manufacturer); Member, Board of
                                         Managers, seven Variable Annuity
                                         Separate Accounts of The Travelers
                                         Insurance Company+; Trustee, five
                                         Mutual Funds sponsored by The Travelers
                                         Insurance Company.++

  Lewis Mandell                          Dean, College of Business
  Member                                 Administration (1995-present),
  Dean 606 N. 13th Street                Marquette University; Professor of
  Milwaukee, WI 53233                    Finance (1980-1995) and Associate
  Age 54                                 (1993-1995), School of Business
                                         Administration, and Director, Center
                                         for Research and Development in
                                         Financial Services (1980-1995),
                                         University of Connecticut; Director
                                         (1992-present), GZA Geoenvironmental
                                         Tech, Inc. (engineering services);
                                         Member, Board of Managers, seven
                                         Variable Annuity Separate Accounts of
                                         The Travelers Insurance Company+;
                                         Trustee, five Mutual Funds sponsored b
                                         The Travelers Insurance Company.++

  Frances M. Hawk                        Portfolio Manager (1992-present), HLM
  Member                                 Management Company, Inc. (investment
  222 Berkeley Street                    management); Assistant Treasurer,
  Boston, Massachusetts                  Pensions and Benefits. Management
  Age 49                                 (1989-1992), United Technologies
                                         Corporation (broad-based designer and
                                         manufacturer of high technology
                                         products); Member, Board of Managers,
                                         seven Variable Annuity Separate
                                         Accounts of The Travelers Insurance
                                         Company+; Trustee, five Mutual Funds
                                         sponsored by The Travelers Insurance
                                         Company.++


  Ernest J. Wright                       Assistant Secretary (1994-present),
  Secretary to the Board                 Counsel (1987-present), The Travelers
  One Tower Square                       Insurance Company; Secretary, Board of
  Hartford, Connecticut                  Managers, seven Variable Annuity
  Age 56                                 Separate Accounts of The Travelers
                                         Insurance Company+; Secretary, Board of
                                         Trustees, five Mutual Funds sponsored
                                         by The Travelers Insurance Company.++

  Kathleen A. McGah                      Assistant Secretary and Counsel
  Assistant Secretary to the Board       (1995-present), The Travelers Insurance
  One Tower Square                       Company; Assistant Secretary, Board of
  Hartford, Connecticut                  Managers, seven Variable Annuity
  Age 46                                 Separate Accounts of The Travelers
                                         Insurance Company+; Assistant
                                         Secretary, Board of Trustees, five
                                         Mutual Funds sponsored by The Travelers
                                         Insurance Company.++ Prior to January
                                         1995, Counsel, ITT Hartford Life
                                         Insurance Company.

  Lewis E. Daidone                       Managing Director of Smith Barney,
  Treasurer                              Senior Vice President and Treasurer of
  388 Greenwich Street                   41 investment companies associated with
  New York, New York                     Smith Barney, and Director and Vice
  Age 38                                 President of SBMFM and TIA; Treasurer,
                                         Board of Trustees, five Mutual Funds
                                         sponsored by The Travelers Insurance
                                         Company.++

  Irving David                           Vice President of Smith Barney, Asset
  Controller                             Management Division (March
  388 Greenwich Street                   1994-present); Controller, Board of
  New York, NY                           Trustees, five Mutual Funds sponsored
  Age 35                                 by The Travelers Insurance Company.++

  Thomas M. Reynolds                     Director of Smith Barney, Asset
  Controller                             Management Division; Controller and
  388 Greenwich Street                   Assistant Secretary of 35 investment
  New York, NY                           companies associated with Smith Barney,
  Age 36                                 (September 1991-present); Controller,
                                         Board of Trustees, five Mutual Funds
                                         sponsored by The Travelers Insurance
                                         Company.++

+ These seven Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and The Travelers Timed Bond Account for Variable Annuities.

++ These five Mutual Funds are: Capital Appreciation Fund, Cash Income Trust, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

         * Mr. McLendon is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Smith Barney Inc., an indirect wholly owned subsidiary of Travelers Group Inc. and also owns shares and options to purchase shares of Travelers Group Inc., the indirect parent of The Travelers Insurance Company.

         Members of the Board of Trustees who are also officers or employees of Travelers Group Inc. or its subsidiaries are not entitled to any fee. Members of the Board of Trustees who are not affiliated as employees of Travelers Group Inc. or its subsidiaries receive an aggregate retainer of $19,000 for service on the Boards of the five Mutual Funds sponsored by The Travelers Insurance Company and the seven Variable Annuity Separate Accounts established by The Travelers Insurance Company. Once a Board Member retires, 50% of the retainer amount will be paid annually. They also receive an aggregate fee of $2,500 for each meeting of such Boards attended.

                              DECLARATION OF TRUST

         The Series Trust is organized as a Massachusetts business trust. Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, even if the Series Trust were held to be a partnership, the possibility of its shareholders incurring financial loss for that reason appears remote because the Series Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Series Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Series Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of Series Trust property for any shareholder held personally liable for the obligations of the Series Trust.

         The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, a Trustee shall not be liable for the neglect or wrongdoing of any such person; provided, however, that nothing in the Declaration of Trust shall protect a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or the reckless disregard of his duties.

         The Trustees were elected by Shareholders at a meeting held on October 30, 1992. After such meeting, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, and unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, or if at the time of filling a vacancy less than two-thirds of the Trustees holding office after filling the vacancy were elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. Any Trustee may voluntarily resign from office, or Trustees may be removed from office (1) at any time by two-thirds vote of the Trustees; (2) by a majority vote of Trustees where any Trustee becomes mentally or physically incapacitated; and (3) either by declaration in writing or at a meeting called for such purpose by the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares or other voting interests of the Trust. The Series Trust is required to assist in Shareholders' communications. In accordance with current laws, insurance companies will request voting instructions from contract owners participating in variable annuity and/or variable life insurance contracts held by their respective separate accounts. Insurance companies will vote shares of the Portfolios in the same proportion as the voting instructions received.

         Voting rights are not cumulative, that is, the holders of more than 50% of the shares voting on the election of Trustees can, if they choose to do so, elect all of the Trustees of the Series Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee.

         No amendment may be made to the Declaration of Trust without a "vote of a majority of the outstanding voting securities" of the Series Trust (as defined in the 1940 Act).


                          INVESTMENT ADVISORY SERVICES

As described above, the Board of Trustees monitors the activities of those entities which provide investment management and Subadvisory services to the Portfolios. Travelers Asset Management International Corporation ("TAMIC,") and Smith Barney Mutual Funds Management, Inc. ("SBMFM,") both referred to throughout as the "Investment Adviser") provide investment supervision to certain Portfolios described herein in accordance with each Portfolio's investment objectives, policies and restrictions. The Investment Advisers' responsibilities generally include the following:

         (1) engaging the services of one or more firms to serve as investment adviser to the Portfolios;
         (2) reviewing from time to time the investment policies and restrictions of the Portfolios in light of the Portfolio's performance and otherwise and after consultation with the Board, recommending any appropriate changes to the Board;
         (3) supervising the investment program prepared for the Portfolios by the Subadviser;
         (4) monitoring, on a continuing basis, the performance of the Portfolio's securities;
         (5) arranging for the provision of such economic and statistical data as the Investment Adviser shall determine or as may be requested by the Board; and
         (6) providing the Board with such information concerning important economic and political developments as the Investment Adviser deems appropriate or as the Board requests.

TAMIC is a registered investment adviser which has provided investment advisory services since its incorporation in 1978. TAMIC is an indirect wholly owned subsidiary of Travelers Group, Inc., and its principal offices are located at One Tower Square, Hartford, Connecticut, 06183. TAMIC also provides investment advice to individual and pooled pension and profit-sharing accounts and non-affiliated insurance companies. For serving as investment adviser to the Trust, TAMIC receives a fee, equal to the average daily net asset value of each of the following Portfolios: Lazard International Stock Portfolio 0.35%; MFS Emerging Growth 0.375%; Federated High Yield Portfolio 0.25%; Federated Stock Portfolio 0.25%; Large Cap Portfolio 0.30%; Equity Income Portfolio 0.30%; and Mid Cap Disciplined Equity Fund 0.70%. Investment advisory fees are computed daily and are paid monthly. These fees do not reflect the Subadvisory fees paid to the Subadvisers. Additionally, TAMIC provides investment advisory services as discussed below.

INVESTMENT ADVISER: TAMIC -- ZERO COUPON BOND PORTFOLIOS, QUALITY BOND AND U.S. GOVERNMENT SECURITIES PORTFOLIOS

         TAMIC provides investment management and advisory services to the U.S. Government Securities Portfolio, the Zero Coupon Bond Fund Portfolios and the Quality Bond Portfolio in accordance with separate Investment Advisory Agreements which were approved by shareholders at meetings held for that purpose.

         For furnishing investment management and advisory services to the U.S. Government Securities Portfolio, TAMIC is paid an amount equivalent on an annual basis to 0.3233% of the average daily net assets of the Portfolio. The fee is computed daily and paid weekly. The total advisory fees paid to TAMIC by the U.S. Government Securities Portfolio for the years ended December 31, 1994, 1995 and 1996 were $82,937, $85,175, and $ , respectively. For the Travelers Quality Bond Portfolio, the fee paid to TAMIC for the year ended December 31, 1996 was $
 . For the Zero Coupon Bond Fund Portfolios, the fees paid for Series 1998, 2000 and 2005 were $_______, $______, and $______, respectively.


                             INVESTMENT SUBADVISERS

GENERAL

Under the terms of the Investment Subadvisory Agreements, the Subadviser provides an investment program for the Portfolios. The Subadvisers make all determinations with respect to the purchase and sale of the portfolio securities (subject to the terms and conditions of the investment objectives, policies, and restrictions of the Portfolio and to the supervision of the Board of Trustees and TAMIC) and places, in the name of the Portfolio, call orders for execution of the portfolio transactions. In addition, only Fidelity Management Resource, Inc. ("FMR") also executes the offers, while MFS, Lazard and Federated only place the orders for TAMIC to execute.

For services rendered to the Portfolios, the Subadvisers charge a fee to TAMIC. The Portfolios do not pay the Subadvisers' fee nor any part thereof, nor will they have any obligation or responsibility to do so.

LAZARD INTERNATIONAL  STOCK PORTFOLIO
SUBADVISER:  LAZARD FRERES ASSET MANAGEMENT

Lazard Freres Asset Management ("Lazard"), 30 Rockefeller Plaza, New York, New York 10020, has entered into an investment Subadvisory agreement (the "Lazard Subadvisory Agreement") on behalf of the Portfolio with TAMIC to provide Subadvisory services to the Lazard International Stock Portfolio. Pursuant to the Lazard Subadvisory Agreement, Lazard will regularly provide the Portfolio with investment research, advice and supervision and furnish continuously an investment program for the Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities.

Lazard Freres Asset Management is a division of Lazard Freres, & Co. LLC a New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services.

Lazard Freres performs such brokerage services in conformity with Rule 17e-1 under the 1940 Act and procedures adopted by the Board of Trustees.

TAMIC pays the Subadviser an investment Subadvisory fee at the annual rate of 0.475% of the average daily net asset value of the Portfolio. The fee is accrued daily and paid monthly. For the year ended December 31, 1996, the fee paid to TAMIC was $ __________.

MANAGEMENT OF LAZARD PORTFOLIO

Herbert Gullquist is primarily responsible for the day-to-day management of the assets of the Portfolio. Mr. Gullquist is a Managing Director of Lazard Freres, and has been with the Subadviser since 1982 He has also acted as the Managing Director of the Lazard International Equity Fund, a publicly traded mutual fund offered by Lazard Freres since that fund's inception in 1992.


MFS PORTFOLIO
SUBADVISER:  MFS

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $43.9 billion on behalf of approximately 1.9 million investor accounts as of February 29, 1996. As of such date, the MFS organization managed approximately $20 billion of assets invested in equity securities and approximately $20 billion of assets invested in fixed income securities. Approximately $3.8 billion of the assets managed by MFS are invested in securities of foreign issuers and non-U.S. dollar denominated securities of U.S. issuers. MFS is a subsidiary of Sun Life of Canada (U.S.), which in turn is a wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life").

TAMIC pays MFS an investment subadvisory fee at an annual rate of 0.375% of the average daily net asset value of the Portfolio. The fee is accrued daily and paid monthly. For the year ended December 31, 1996, the fee paid to TAMIC
was $          .

MANAGEMENT OF MFS PORTFOLIO

John W. Ballen, a Senior Vice President of MFS. serves as the Portfolio manager for the MFS Portfolio. Mr. Ballen also serves in a similar capacity as a portfolio manager to certain retail mutual funds offered by MFS. He has acted in such a capacity for MFS since 1986.

FEDERATED HIGH YIELD PORTFOLIO
SUBADVISER:  FEDERATED INVESTMENT COUNSELING

Federated Investment Counseling. ("Federated") a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the 1940 Act. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

Pursuant to an investment subadvisory agreement between TAMIC and Federated , Federated acts as the Subadviser for the Federated High Yield Portfolio. In its capacity as Subadviser, Federated continually conducts investment research and supervision for the Federated Portfolio and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the investment adviser.

Under its Subadvisory Agreement with TAMIC, Federated is paid an amount equivalent on an annual basis to 0.40% of the average daily net assets of the Portfolio. The fee is accrued daily and paid monthly. For the year ended December 31, 1996, the fee paid to TAMIC was $ .

MANAGEMENT OF THE FEDERATED HIGH YIELD PORTFOLIO

Mark E. Durbiano serves as the Federated High Yield Portfolio manager. Mr. Durbiano joined Federated Investors in 1982 and has been a Senior Vice President of an affiliate of the Portfolio's subadviser since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of an affiliate of Federated. Mr. Durbiano is a Chartered Financial Analyst and received his MBA in Finance from the University of Pittsburgh.

FEDERATED STOCK PORTFOLIO
SUBADVISER:  FEDERATED INVESTMENT COUNSELING

Federated also serves as the Subadviser to the Federated Stock Portfolio. (See "Federated High Yield Portfolio--Subadviser: Federated Investment Counseling" above for a discussion of Federated.)

Federated also serves as Subadviser to the Federated Stock Portfolio pursuant to an agreement between itself and TAMIC. Pursuant to this agreement, Federated will continually conduct investment research and supervision for the Portfolio and is responsible for the purchase or sale of portfolio instruments.

Under its Subadvisory Agreement with TAMIC, Federated is paid an amount equivalent on an annual basis to 0.375% of the average daily net assets of the Portfolio. The fee is accrued daily and paid monthly. For the year ended December 31, 1996, the fee paid to TAMIC was $ .


MANAGEMENT OF FEDERATED STOCK PORTFOLIO

Peter R. Anderson serves as the Federated Stock Portfolio's co-manager. Mr. Anderson joined Federated Investors in 1972 as, and is presently, a Senior Vice President of an affiliate of the Subadviser. Mr. Anderson is a Chartered Financial Analyst and received his MBA in Finance from the University of Wisconsin.

Scott B. Schermerhorn serves as the Federated Stock Portfolio's co-manager. Mr. Schermerhorn joined Federated Investors in 1996 as Vice President of an affiliate of the Subadviser. From 1990 through 1996, Mr. Schermerhorn was a Senior Vice President and Senior Investment Officer at J.W. Seligman & Co., Inc., Mr. Schermerhorn received his M.B.A. in Finance and International Business from Seton Hall University.

LARGE CAP PORTFOLIO
SUBADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY

Fidelity Management & Research Company. ("FMR"), pursuant to a Subadvisory Agreement with TAMIC, serves as the investment Subadviser to the Large Cap Portfolio. FMR is an investment adviser registered as such with the SEC. Its principal office is located at 82 Devonshire Street, Boston, MA 02109-3614.

All of the stock of FMR is owned by FMR Corp., its parent company organized in 1972. Through ownership of voting common stock and the execution of a shareholders' voting agreement, Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family form a controlling group with respect to FMR. Corp.

Under its Subadvisory Agreement with TAMIC, FMR is paid an amount equivalent on an annualized basis to 0.45% of the average daily net assets of the Portfolio. The fee is accrued daily and paid monthly. For the year ended December 31, 1996, the fee paid to TAMIC was $ ___________.

FMR has sub-subadvisory agreements with FMR U.K. and FMR Far East. TAMIC is also a party to these agreements in its capacity as Investment Adviser. These sub-Subadvisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-subadvisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 106%, respectively, of the costs of providing these services.

The sub-Subadvisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 60% of its management fee rate with respect to a Portfolio's investments that the sub-Subadviser manages on a discretionary basis.

MANAGEMENT OF LARGE CAP PORTFOLIO

Thomas M. Sprague is the manager of Large Cap Portfolio. Mr. Sprague is also the manager of Fidelity Adviser Large Cap Fund and Fidelity Large Cap Stock Fund, each publically traded retail mutual funds. He joined Fidelity in 1989. He is a graduate of both Cornell University and Wharton School of Business.

EQUITY INCOME PORTFOLIO
SUBADVISER:  FIDELITY RESOURCE MANAGEMENT

FMR, pursuant to a Subadvisory Agreement with TAMIC, also serves as the Subadviser to the Equity Income Portfolio. See "Large Cap Portfolio--Fidelity Resource Management--Background" above for a discussion of FMR.

Under its Subadvisory Agreement with TAMIC, FMR is paid an amount equivalent on an annual basis to 0.45% of the average daily net assets of the Portfolio. The fee is accrued daily and paid monthly. For the year ended December 31, 1996, the fee paid to TAMIC was $ __________.

MANAGEMENT OF EQUITY INCOME PORTFOLIO

Stephen Petersen is manager of Equity Income Portfolio. Since 1983, he has also managed Fidelity Equity Income Fund a publicly traded retail mutual fund. Mr. Petersen is also Senior Vice President of Fidelity Management Trust Co. Previously, he was Vice President and manager of several trust accounts. Mr. Petersen joined Fidelity in October 1980.

SBMFM

         Smith Barney Mutual Funds Management Inc. (SBMFM) an indirect wholly owned subsidiary of Travelers Group Inc., furnishes investment management and advisory services to the Social Awareness Stock Portfolio through Greenwich Street Advisors, a division of SBMFM, in accordance with the terms of an Investment Advisory Agreement dated May 1, 1995 which was approved by shareholders at a meeting held on April 28, 1995. Prior to May 1, 1995, The Travelers Investment Management Company (TIMCO) provided investment management and advisory services. For furnishing investment management and advisory services to the Fund, SBMFM is paid any amount equivalent on an annual basis to the advisory fee schedule set forth in the table below. The fee is computed daily and paid weekly.

                                                               AGGREGATE NET ASSET VALUE
         ANNUAL MANAGEMENT FEE                                     OF THE PORTFOLIO
         ---------------------                                 -------------------------
                0.65%            of the first                   $ 50,000,000, plus
                0.55%            of the next                    $ 50,000,000, plus
                0.45%            of the next                    $100,000,000, plus
                0.40%            of amounts over                $200,000,000.

         The total advisory fees paid to TIMCO by the Social Awareness Stock Portfolio for the year ended December 1994 and for the period January through April 1995 were $23,474 and $ 9,877, respectively. The total advisory fee paid to SBMFM for the period May 1, 1995 through December 31, 1995 was $28,613, and was $ for the year ended December 31, 1996.

         Greenwich Street Advisors, a division of SBMFM, also manages the day-to-day investment operations of the Utilities Portfolio pursuant to an Investment Advisory Agreement approved by the Board of Trustees. Under the Advisory Agreement, SBMFM is responsible for furnishing or causing to be furnished to the Utilities Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects and affairs of the Portfolio. The Utilities Portfolio pays SBMFM an advisory fee equal to 0.65% on an annual basis for its services as investment adviser. The fee is computed daily and paid monthly.

         The total advisory fees paid to SBMFM by the Utilities Portfolio for the period ended December 1994 and for the years ended December 1995 and 1996 were $21,804, $67,791 and $___________ respectively.

SECURITIES TRANSACTIONS

         The Subadviser for the Large Cap and Equity Income Portfolios is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Portfolios or shares of other funds advised by the Subadviser to the extent permitted by law. The Subadviser may use research services provided by and place transactions through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Brokerage Serviced (FBS), subsidiaries of FMR Corp., if the commissions are fair and reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.

         The Subadviser for the Large Cap and Equity Income Portfolios may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Subadviser under which the broker-dealer allocates a portion of the commissions paid by the portfolio toward payment of the portfolio's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of Section 11(a) of the Securities Act of 1934, as amended, which prohibit members of national securities exchanges from executing exchange transactions for account which they or their affiliates managed, unless certain requirements are satisfied. Pursuance to such requirements, the Subadviser's Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.

THE ADVISORY AGREEMENTS

         Under the terms of their respective Advisory and Subadvisory Agreements, the Parties to such agreements shall:

         (1) obtain and evaluate pertinent economic, statistical and financial data and other information relevant to the investment policy of the Portfolios, affecting the economy generally and individual companies or industries, the securities of which are included in the Portfolios or are under consideration for inclusion therein;

         (2) be authorized to purchase supplemental research and other services from brokers at an additional cost to the Portfolios;

         (3) regularly furnish recommendations to the Board of Trustees with respect to an investment program for approval, modification or rejection by the Board of Trustees;

         (4) take such steps as are necessary to implement the investment programs approved by the Board of Trustees; and

         (5) regularly report to the Board of Trustees with respect to implementation of the approved investment programs and any other activities in connection with the administration of the assets of the Portfolios.

         As required by the 1940 Act, each Advisory Agreement will continue in effect for a period more than two years from the date of its execution only so long as its continuance is specifically approved at least annually (i) by a vote of a majority of the Board of Trustees, or (ii) by a vote of a majority of the outstanding voting securities of the Portfolios. In addition, and in either event, the terms of the Advisory Agreements must be approved annually by a vote of a majority of the Board of Trustees who are not parties to, or interested persons of any party to, the Advisory Agreements, cast in person at a meeting called for the purpose of voting on such approval and at which the Board of Trustees is furnished such information as may be reasonably necessary to evaluate the terms of the Advisory Agreements. The Advisory Agreements further provide that they will terminate automatically upon assignment; may be amended only with prior approval of a majority of the outstanding voting securities of the Portfolios; may be terminated without the payment of any penalty at any time upon sixty days' notice by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Portfolios; and may not be terminated by TAMIC without prior approval of a new investment advisory agreement by a vote of a majority of the outstanding voting securities of the Portfolios.

                               REDEMPTIONS IN KIND

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property.

         However, the Fund has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000, or 1% of the Fund's net assets if that is less, in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

                                    BROKERAGE

         Subject to approval of the Board of Trustees, it is the policy of TAMIC, TIMCO, Lazard, MFS, Federated, FMR and SBMFM (collectively, the " advisers"), in executing transactions in portfolio securities of the Portfolios, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to the Portfolios, involving both price paid or received and any commissions and other cost paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Portfolios and the advisers is considered to be in addition to and not in lieu of services required to be performed by the advisers under their respective Investment Advisory Agreements. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Portfolios and other clients of either TAMIC, TIMCO, Lazard, MFS, Federated, FMR or SBMFM who may indirectly benefit from the availability of such information. Similarly, the Portfolios may indirectly benefit from information made available as a result of transactions for such clients.

         Purchases and sales of bonds and money market instruments will usually be principal transactions and will normally be purchased directly from the issuer or from the underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from the underwriters will include the underwriting commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, the Portfolios will deal with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees will be incurred in connection with futures transactions, and the Portfolios will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

         Each of the advisers may follow a policy of considering the sale of shares of the Series Trust a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

         The investment advisers' policies with respect to brokerage are and will be reviewed by the Board of Trustees periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

         The total brokerage commissions paid by the U.S. Government Securities Portfolio to TAMIC for the years ended December 31, 1994, 1995 and 1996 were $13,363, $119,817 and $_______, respectively. For the year ended December 31, 1996, no portfolio transactions were directed to certain brokers because of research services. No formula is used in placing portfolio transactions with brokers which provide research services and no specific amount of transactions is allocated for research services. No brokerage business was placed with any brokers affiliated with TAMIC during 1996.

         The total brokerage commissions paid by the Social Awareness Stock Portfolio to TIMCO and SBMFM for the years ended December 31, 1994, 1995 and 1996 were $6,302, $14,657 and, respectively. (SBMFM became the investment adviser on May 1, 1995.) For the year ended December 31, 1996, portfolio transactions in the amount of $_____ were placed with certain brokers because of research services, of which $_____ was paid in commissions with respect to such services. No formula was used in placing such transactions, and no specific amount of transactions was allocated for research services. Commissions in the amount of $____ and $___ were paid to Smith Barney Inc. and The Robinson Humphrey Company, Inc., respectively, both affiliates of TIMCO, which equals, for each, ____% and ___% of Social Awareness Stock Portfolio's aggregate brokerage commissions paid to such brokers during 1965. The percentage of the Social Awareness Stock Portfolio's aggregate dollar amount of transactions involving the payment of commissions effected through Smith Barney and Robinson Humphrey was __% and ___%, respectively.

         The total brokerage commission paid by the Utilities Portfolio to SBMFM for the period ended December 31, 1994 and the years ended December 31, 1995 and 1996 were $8,611, $20,686 and $____. For the year ended

December 31, 1996, no portfolio transactions in the amount of $_____ were placed with certain brokers because of research services, of which $_________ was paid in commissions with respect to such services. No formula was used in placing such transactions, and no specific amount of transactions was allocated for research services. No brokerage business was placed with any brokers affiliated with SBMFM during 1996.

         The total brokerage commissions paid by the Zero Coupon Bond Portfolios, Series 1998, 2000 and 2005 for the period ended December 31, 1995 were $2,064, $2,808 and $3,309, respectively, and for the year ended December 31, 1996, the totals were $____, $___ and $____, respectively. For the year ended December 31, 1996, no portfolio transactions were directed to certain brokers because of research services. No formula is used in placing portfolio transactions with brokers which provide research services and no specific amount of transactions is allocated for research services. No brokerage business was placed with any brokers affiliated with TAMIC during 1996.

         The total brokerage commissions paid by the Travelers Quality Bond Portfolio for the period ended December 31, 1996 was $____. For the year ended December 31, 1996, no portfolio transactions were directed to certain brokers because of research services. No formula is used in placing portfolio transactions with brokers which provide research services and no specific amount of transactions is allocated for research services. No brokerage business was placed with any brokers affiliated with TAMIC during 1996.

         The total brokerage commissions paid by the Lazard International Stock Portfolio for the period ended December 31, 1996 was $____. For the year ended December 31, 1996, no portfolio transactions were directed to certain brokers because of research services. No formula is used in placing portfolio transactions with brokers which provide research services and no specific amount of transactions is allocated for research services. No brokerage business was placed with any brokers affiliated with TAMIC during 1996.

         The total brokerage commissions paid by the MFS Emerging Growth Portfolio for the period ended December 31, 1996 was $____. For the year ended December 31, 1996, no portfolio transactions were directed to certain brokers because of research services. No formula is used in placing portfolio transactions with brokers which provide research services and no specific amount of transactions is allocated for research services. No brokerage business was placed with any brokers affiliated with TAMIC during 1996.

         The total brokerage commissions paid by the Federated High Yield Portfolio for the period ended December 31, 1996 was $____. For the year ended December 31, 1996, no portfolio transactions were directed to certain brokers because of research services. No formula is used in placing portfolio transactions with brokers which provide research services and no specific amount of transactions is allocated for research services. No brokerage business was placed with any brokers affiliated with TAMIC during 1996.

         The total brokerage commissions paid by the Federated Stock Portfolio for the period ended December 31, 1996 was $____. For the year ended December 31, 1996, no portfolio transactions were directed to certain brokers because of research services. No formula is used in placing portfolio transactions with brokers which provide research services and no specific amount of transactions is allocated for research services. No brokerage business was placed with any brokers affiliated with TAMIC during 1996.

         The total brokerage commissions paid by the Large Cap Portfolio for the period ended December 31, 1996 was $____. For the year ended December 31, 1996, no portfolio transactions were directed to certain brokers because of research services. No formula is used in placing portfolio transactions with brokers which provide research services and no specific amount of transactions is allocated for research services. No brokerage business was placed with any brokers affiliated with TAMIC during 1996.

         The total brokerage commissions paid by the Equity Income Portfolio for the period ended December 31, 1996 was $____. For the year ended December 31, 1996, no portfolio transactions were directed to certain brokers because of research services. No formula is used in placing portfolio transactions with brokers which provide research services and no specific amount of transactions is allocated for research services. No brokerage business was placed with any brokers affiliated with TAMIC during 1996.

         Because the Mid Cap Disciplined Equity Fund is new as of the date of this SAI, no brokerage commissions were incurred or paid by it.

                               FUND ADMINISTRATION

         The Series Trust, on behalf of MFS Emerging Growth, Federated High Yield Portfolio, Federated Stock Portfolio, Lazard International Stock Portfolio, and the Travelers Quality Bond Portfolio entered into an Administrative Services Agreement, whereby Travelers Insurance will be responsible for the pricing and bookkeeping services for the five portfolios at an annualized rate of .06% of the daily net assets of the Portfolios. The Travelers Insurance Company at its expense may appoint a sub-administrator to perform these services. the sub-administrator may be affiliated with The Travelers Insurance Company. Smith Barney Mutual Funds Management Inc., an affiliate of Traveler Insurance, has been appointed to serve in this capacity.

         The Series Trust, on behalf of the Large Cap Portfolio and Equity Income Portfolio entered into a Service Agent Agreement with Fidelity Service Company to provide pricing and bookkeeping services to the two Portfolios at an annualized rate of .06% of the daily net assets of the Portfolios under $500 million, and .03% over $500 million. There is a minimum total annual fee of $60,000 per Portfolio. For the year ended December 31, 1996, the total amount paid for fund administration was $____________.


                             ADDITIONAL INFORMATION

         On May 1, 1997, the Travelers Insurance Company and its affiliates owned 100% of the Series Trust's outstanding shares. The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is a wholly owned subsidiary of The Travelers Insurance Group Inc., which is indirectly owned, through a wholly owned subsidiary, by Travelers Group Inc., a financial services holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183, telephone number 860-277-0111.

         First Data Investor Services Group, Inc., 4400 Computer Drive, Westboro, MA, 01581-5120 as transfer agent and dividend disbursing agent for all of the Portfolios except Large Cap and Equity Income, for which Fidelity Investment Institutional Operations Company ("FIIOC") acts as transfer agent and dividend disbursing agent.

         PNC Bank NA, 200 Stevens Drive, Lester, PA, 19113 and Barclay's Bank, PLC, 75 Wall Street, New, serves as the custodians of all securities and cash of the U.S. Government Bond, Social Awareness, Utilities, the three Zero Coupon Bond Fund, Federated Stock, Federated High Yield, MFS Emerging Growth and Travelers Quality Bond Portfolios. For the Large Cap and Equity Income Portfolios, Brown Brothers Harriman and Co. will serve as the custodian. For Lazard International Stock Portfolio, the custodian is Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York 11245.

         Through December 31, 1996, Coopers & Lybrand L.L.P., independent accountants, 100 Pearl Street, Hartford, Connecticut 06103, were the independent auditors for the Series Trust and its Portfolios, with the exception of Large Cap, Equity Income, Federated Stock, Federated High Yield, MFS Emerging Growth, Travelers Quality Bond and Lazard International Stock Portfolios. The services provided by Coopers & Lybrand L.L.P., include primarily the audit of the applicable Series Trust's financial statements and financial highlights. The financial statements have been audited by Coopers & Lybrand L.L.P., as indicated in their reports thereon, and are included in the Fund's Annual Report which is incorporated herein by reference.

         KPMG Peat Marwick LLP, independent certified public accountants, 345 Park Avenue, New York, NY 10154 are the auditors for the Federated Stock, Federated High Yield, MFS Emerging Growth, Travelers Quality

Bond and Lazard International Stock Portfolios. Beginning on January 1, 1997, KPMG Peat Marwick LLP became the auditors for all the Portfolios except Large Cap and Equity Income.

         Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110, are the auditors for Large Cap and Equity Income Portfolios.

         Except as otherwise stated in its prospectus or as required by law, the Series Trust reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Series Trust's prospectus, this SAI or any supplemental sales literature issued by the Series Trust, and no person is entitled to rely on any information or representation not contained therein.

         The Series Trust's prospectus and this SAI omit certain information contained in the Series Trust's registration statement filed with the Securities and Exchange Commission which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the Rules and Regulations promulgated by the Commission.

                                    APPENDIX

COMMERCIAL PAPER RATINGS

         The Portfolio's investments in commercial paper are limited to those rated A-1 by Standard & Poor's Corporation (S&P) or Prime-1 by Moody's Investors Service, Inc. (Moody's). These ratings and other money market instruments are described as follows.

         Commercial paper rated A-1 by Standard & Poor's has the following characteristics: liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR


                           THE TRAVELERS SERIES TRUST

                      U.S. GOVERNMENT SECURITIES PORTFOLIO

                        SOCIAL AWARENESS STOCK PORTFOLIO

                               UTILITIES PORTFOLIO

                       ZERO COUPON BOND FUND PORTFOLIOS
                          (SERIES 1998, 2000, 2005)

                        TRAVELERS QUALITY BOND PORTFOLIO

                      LAZARD INTERNATIONAL STOCK PORTFOLIO

                          MFS EMERGING GROWTH PORTFOLIO

                         FEDERATED HIGH YIELD PORTFOLIO

                            FEDERATED STOCK PORTFOLIO

                               LARGE CAP PORTFOLIO

                             EQUITY INCOME PORTFOLIO






                                                             TIC Ed. 5-97
L-11788S-A                                                   Printed in U.S.A.

                                     PART C


                                OTHER INFORMATION



Item 24.  Financial Statements and Exhibits

 (b) Exhibits

      1. Agreement and Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on April 3, 1996.)

      2. By-Laws. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

   5(a). Investment Advisory Agreement between the U.S. Government Securities Portfolio and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

   5(b). Investment Advisory Agreement between the Social Awareness Stock Portfolio and Smith Barney Mutual Fund Management Inc. (Incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)

   5(c). Investment Advisory Agreement between the Utilities Portfolio and Smith Barney Mutual Fund Management Inc. (Incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)

   5(d). Form of Investment Advisory Agreement between the Zero Coupon Bond Fund Portfolios of The Trust and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 12 to the Registration Statement on N-1A filed on June 2, 1995.)

   5(e). Form of Investment Advisory Agreement between MFS Emerging Growth Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(f). Form of Investment Advisory Agreement between Federated High Yield Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(g). Form of Investment Advisory Agreement between Federated Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(h). Form of Investment Advisory Agreement between Lazard International Stock Portfolio of the Registrant and Travelers Asset Management International Corporation.

              (Incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(i). Form of Investment Advisory Agreement between Large Cap Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(j). Form of Investment Advisory Agreement between Equity Income Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(k). Form of Investment Advisory Agreement between Travelers Quality Bond Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(l). Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Services Company as Subadviser to MFS Emerging Growth Portfolio. (Incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(m). Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated High Yield Portfolio. Incorporated herein by reference to Exhibit 5(m) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(n). Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated Stock Portfolio. (Incorporated herein by reference to Exhibit 5(n) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(o). Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and Lazard Freres Asset Management as Subadviser to Lazard International Stock Portfolio. (Incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(p). Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and Fidelity Management & Research Company as Subadviser to Equity Income Portfolio and Large Cap Portfolio. (Incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(q). Form of Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. (Incorporated herein by reference to Exhibit 5(q) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(r). Form of Sub-Subadvisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. (Incorporated herein by reference to Exhibit 5(r) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(s). Form of Investment Advisory Agreement between The Mid Cap Disciplined Equity Fund of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(s) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

   5(t). Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and The Travelers Investment Management Company, as Subadviser to the Mid-Cap Disciplined Equity Fund. (Incorporated herein by reference to Exhibit 5(t) to Post-Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

   8(a). Form of Custody Agreement between the Registrant and Chase Manhattan Bank, N.A., Brooklyn, New York. (To be filed by amendment.)

   8(b). Form of Custody Agreement between the Registrant and PNC Bank. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   8(c). Form of Custody Agreement between the Registrant and Bank of New York. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   8(d). Form of Custody Agreement between the Registrant and Barclays Bank PLC. (To be filed by amendment.)

   8(e). Form of Custody Agreement between the Registrant and Brown Brothers Harriman & Co. (Incorporated herein by reference to
              Exhibit 8(e) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   9(a). Transfer and Recordkeeping Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

   9(b). Form of Amendment to Transfer and Recordkeeping Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   9(c). Form of Transfer Agent Agreement between Fidelity Investments Institutional Operations Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. Incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   9(d). Form of Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   9(e). Form of Service Agent Agreement between Fidelity Service Company and the Equity Income Portfolio and Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(e) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

     10.      Opinion and Consent of Counsel.  To be filed by amendment.

   11(a). Consent of Coopers & Lybrand L.L.P., Certified Public Accountants. To be filed by amendment.
              Consent of KPMG Peat Marwick LLP, Independent Certified Public Accountants. To be filed by amendment. Consent of Price Waterhouse LLP, Independent Accountants. To be filed by amendment.

   11(b). Powers of Attorney authorizing Ernest J. Wright, Secretary or Kathleen A. McGah, Assistant Secretary as signatory for Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed April 3, 1996.)

              Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis E. Daidone.

     27.      Financial Data Schedule.  To be filed by amendment.

Item 25.  Persons Controlled By or Under Common Control With the Registrant

Not Applicable.



Item 26.  Number of Holders of Securities

                                                  Number of Record Holders
Title of Class                                    as of February 21, 1997
--------------                                    -----------------------
Shares of beneficial interest,                             Seven (7)
without par value



Item 27.  Indemnification

Provisions for the indemnification of the Series Trust's Trustees and officers are contained in and are incorporated by reference to the Series Trust's Declaration of Trust, which was filed with Post-Effective Amendment No. 13 to this Registration Statement as (Exhibit 1).

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Advisers

U.S. GOVERNMENT SECURITIES PORTFOLIO
ZERO COUPON BOND PORTFOLIOS
LARGE CAP PORTFOLIO
EQUITY INCOME PORTFOLIO
TRAVELERS QUALITY BOND PORTFOLIO
LAZARD INTERNATIONAL STOCK PORTFOLIO
MFS EMERGING GROWTH PORTFOLIO
FEDERATED HIGH YIELD PORTFOLIO
FEDERATED STOCK PORTFOLIO

Officers and Directors of Travelers Asset Management International Corporation (TAMIC), the Investment Adviser for the above Portfolios of The Travelers Series Trust, are set forth in the following table:

Name                            Position with TAMIC               Other Business
----                            -------------------               --------------
Marc P. Weill                   Director and Chairman             Senior Vice President **
                                                                  Chief Investment Officer
David A. Tyson                  Director, President and           Senior Vice President *
                                Chief Investment Officer

Joseph E. Rueli, Jr.            Director, Vice President and      Vice President*
                                Chief Financial Officer

F. Denney Voss                  Director and Senior Vice          Senior Vice President*
                                President

John R. Britt                   Director and Secretary            Assistant Secretary *

Joseph Mullally                 Senior Vice President             Vice President*

Sandip A. Bhagat                Senior Vice President             Director and President,
                                                                  The Travelers Investment
                                                                  Management Company

Kent A. Kelley                  Senior Vice President             Director and Chief Executive
                                                                  Office, The Travelers Invest-
                                                                  ment Management Company

David Amaral                    Vice President                    Assistant Director*

John R. Calcagni                Vice President                    Second Vice President*

Gene Collins                    Vice President                    Vice President*

Phillip A. Duncan               Vice President                    Second Vice President*

Edward Hinchliffe III           Vice President and Cashier        Cashier*

Kathryn D. Karlic               Vice President                    Vice President*

David R. Miller                 Vice President                    Vice President*

Emil J. Molinaro                Vice President                    Vice President*

Jordan M. Stitzer               Vice President                    Vice President*

William H. White                Treasurer                         Vice President and Treasurer *

Charles B. Chamberlain          Assistant Treasurer               Assistant Treasurer *

George C. Quaggin, Jr.          Assistant Treasurer               Assistant Treasurer *

Marla A. Berman                 Assistant Secretary               Assistant Secretary**

Patricia A. Uzzel               Compliance Officer                Assistant Director*

Frank J. Fazzina                Controller                        Director *

* Positions are held with The Travelers Insurance Company, One Tower Square, Hartford, Connecticut 06183.
** Positions are held with Travelers Group Inc., 388 Greenwich Street, New York, N.Y. 10013.

SOCIAL AWARENESS STOCK PORTFOLIO
UTILITIES PORTFOLIO

Officers and Directors of Smith Barney Mutual Funds Management Inc. (SBMFM), the Investment Adviser for the Social Awareness Stock Portfolio and Utilities Portfolio of the Series Trust, are set forth in the following table:


Name                            Position with SBMFM*               Other Business
----                            --------------------               --------------
Jessica Bibliowicz              Chairman and Chief                 Executive Vice President of
                                Executive Officer                  Smith Barney Inc. ("Smith
                                                                   Barney"); Director and/or
                                                                   President of certain investment
                                                                   companies sponsored by Smith
                                                                   Barney.

Heath B. McLendon               Director and President             Managing Director of Smith
                                                                   Barney; Director of certain
                                                                   investment companies sponsored
                                                                   by Smith Barney

Lewis E. Daidone                Director and Senior                Managing Director of Smith
                                Vice President                     Barney, Senior Vice President
                                                                   and Treasurer of certain
                                                                   investment companies sponsored
                                                                   by Smith Barney

A. George Saks                  Director                           Managing Director and General
                                                                   Counsel of Smith Barney

Bruce D. Sargent                Director and Vice                  Managing Director of Smith
                                President                          Barney; Vice President and
                                                                   Director of certain investment
                                                                   companies sponsored by Smith
                                                                   Barney

Michael J. Day                  Treasurer                          Managing Director of Smith
                                                                   Barney

Christina T. Sydor              General Counsel and                Managing Director of Smith
                                Secretary                          Barney and Secretary of certain
                                                                   investment companies sponsored
                                                                   by Smith Barney

* Address:  388 Greenwich Street, New York, N.Y. 10013

Executive Officers and Directors of Massachusetts Financial Services Company, the Sub-Adviser to MFS Emerging Growth Portfolio of the Registrant, are set forth in the following table:


                                Position with MFS
Name                            Financial Services Co.                  Other Business
----                            ----------------------                  --------------
Keith Brodkin                   Director and Chairman                      -

Jeffrey L. Shames               Director and President                     -

Arnold D. Scott                 Director, Senior Executive                 -
                                  Vice President and Secretary

John R. Gardner                 Director                                President
                                                                        Sun Life Assurance Company

John D. McNeil                  Director                                Chairman
                                                                        Sun Life Assurance Company

Bruce C. Avery                  Executive Vice President                   -

William S. Harris               Executive Vice President                   -

William W. Scott, Jr.           Executive Vice President                   -

Patricia A. Zlotin              Executive Vice President                   -

Stephen E. Cavan                Senior Vice President, General             -
                                  Counsel and Assistant Secretary          -

Joseph W. Dello Russo           Senior Vice President, Chief               -
                                  Financial Officer and Treasurer          -

Robert T. Burns                 Vice President, Associate General          -
                                  Counsel and Assistant Secretary          -

Thomas B. Hastings              Vice President and Assistant Treasurer  -

Lazard Freres & Co. LLC, serves as the investment subadviser to the Lazard International Stock Portfolio. Lazard Freres is a limited liability company, an organization for which its management is provided by General Members. Lazard Freres Asset Management is a division of Lazard Freres & Co. LLC.

                                      Position with Lazard
Name                                  Freres & Co. LLC                     Other Business
----                                  ----------------                     --------------
Michel A. David-Weill                 General Member                               -
William R. Araskog                    General Member                               -
Frederick H. Betrue                   General Member                               -
David G. Braunechvig                  General Member                               -
Patrick J. Callahan, Jr.              General Member                               -
John V. Doyle                         General Member                               -
Charles R. Dreifus                    General Member                               -
Thomas F. Dunn                        General Member                               -
Noman Eig                             General Member                               -
Peter R. Ezersky                      General Member                               -
Jonathan F. Foster                    General Member                               -
Albert H. Garner                      General Member                               -
James S. Gold                         General Member                               -
Jeffrey A. Golman                     General Member                               -
Steven J. Golub                       General Member                               -
Herbert W. Gullquist                  General Member                               -
Thomas R. Haack                       General Member                               -
Jay R. Harris                         General Member                               -
Melvin L. Heineman                    General Member                               -
Kenneth M. Jacobs                     General Member                               -
Jonathan H. Kagan                     General Member                               -
James L. Kempner                      General Member                               -
Sandra A. Lamb                        General Member                               -
Edgar D. Lagaspi                      General Member                               -
Michael S. Lise                       General Member                               -
William R. Loomis, Jr.                General Member                               -
Jesses R. Lovejoy                     General Member                               -
Matthew J. Lustig                     General Member                               -
Philippe L. Magistretti               General Member                               -
Damon Mezzacappa                      General Member                               -
Christina A.Mohr                      General Member                               -
Robert P. Morgenthau                  General Member                               -
Steven J. Niemczyk                    General Member                               -
Hamish W. M. Norton                   General Member                               -
Jonathan O'Herron                     General Member                               -
James A. Paduano                      General Member                               -
Louis Perlmutter                      General Member                               -
Robert E. Pell, Jr.                   General Member                               -
Leter Pollack                         General Member                               -
Michael J. Price                      General Member                               -
Steven L. Rattner                     General Member                               -
John R. Reese                         General Member                               -
John R. Reinsberg                     General Member                               -
Louis G. Rice                         General Member                               -
Luis E. Rinaldini                     General Member                               -
Bruno M. Roger                        General Member                               -
Felix G. Rohatyn                      General Member                               -
Michael S. Rome                       General Member                               -


                                      Position with Lazard
Name                                  Freres & Co. LLC                     Other Business
----                                  ----------------                     --------------
Gerald Rosenfeld                      General Member                               -
Peter L. Smith                        General Member                               -
Arthur P. Soloman                     General Member                               -
Michael B. Solomon                    General Member                               -
Edouard M. Stern                      General Member                               -
Paul A. Street                        General Member                               -
John S. Tamagni                       General Member                               -
David L. Tashjian                     General Member                               -
Joseph M. Thomas                      General Member                               -
Donald A. Wagner                      General Member                               -
Ali E. Wambold                        General Member                               -
Michael A. Wildish                    General Member                               -
Kendrick R. Wilson, III               General Member                               -
Alexander B. Zagoreos                 General Member                               -

Executive Officers and Directors of Federated Investment Counseling, the Sub-Adviser to Federated Stock Portfolio and Federated High Yield Portfolio of the Registrant, are set forth in the following table:

                                      Position with Federated
Name                                  Investment Counseling                Other Business
----                                  ---------------------                --------------
John F. Donahue                       Trustee                                      -

J. Christopher Donahue                Trustee                                      -

Henry J. Gailliot                     Trustee and Chairman                         -

Mark L. Mallon                        Trustee and President                        -

John W. McGonigle                     Trustee                                      -

Mark D. Olson                         Trustee                                      -

J. Alan Minteer                       Senior Vice President                        -

Robert J. Ostrowski                   Senior Vice President                        -

G. Michael P. Cullen                  Vice President                               -

Michael P. Donnelly                   Vice President                               -

Edward C. Gonzales                    Vice President                               -

Stephen A. Keen                       Vice President and Secretary                 -

Robert K. Kinsey                      Vice President                               -

Charles A. Ritter                     Vice President                               -

Christopher J. Smith                  Vice President                               -

Edward J. Tiedge                      Vice President                               -

Donna M. Fabiano                      Assistant Vice President                     -

Thomas R. Donahue                     Treasurer and Assistant Secretary            -

Joseph M. Huber                       Assistant Secretary                          -

David M. Taylor                       Assistant Secretary                          -

Richard B. Fisher                     Assistant Treasurer                          -

Executive Officers and Directors of Fidelity Management & Research Company, the Sub-Adviser to Equity Income Portfolio and Large Cap Portfolio of the Registrant, are set forth in the following table:

                                      Position with Fidelity
Name                                  Management & Research                Other Business
----                                  ---------------------                --------------
J. Gary Burkhead                      Director, President                          -

Edward C. Johnson 3d                  Director, Chairman of the Board              -

Peter S. Lynch                        Director, Vice Chairman of the Board         -

Fred Henning, Jr.                     Senior Vice President                        -

Richard B. Fentin                     Senior Vice President                        -

Richard Haberman                      Senior Vice President                        -

William J. Hayes                      Senior Vice President                        -

Robert A. Lawrence                    Senior Vice President                        -

Arthur S. Loring                      Senior Vice President, Clerk and             -
                                           General Counsel                         -

Robert E. Stansky                     Senior Vice President                        -

Beth F. Terrana                       Senior Vice President                        -

George A. Vanderheiden                Senior Vice President                        -

Stephen P. Jonas                      Vice President and Treasurer                 -

MID CAP DISCIPLINED EQUITY FUND

Officers and Directors of The Travelers Investment Management Company (TIMCO), the Sub-Adviser to the Mid Cap Disciplined Equity Fund of the Registrant, are set forth in the following table:


Name                                  Position with TIMCO               Other Business
----                                  -------------------               --------------
Jeffrey B. Lane                       Director and Chairman             Vice Chairman
                                                                        Smith Barney Inc.*

Kent A. Kelley                        Director and Chief**              Not Applicable
                                      Executive Officer

Sandip A. Bhagat                      Director and President**          Not Applicable

Heath B. McLendon                     Director                          Managing Director
                                                                        Smith Barney Inc.*

Jacob E. Hurwitz                      Senior Vice President**           Not Applicable

Emil Molinaro                         Vice President                    Vice President
                                                                        Travelers Group Inc.**

Daniel Willey                         Vice President **                 Not Applicable

Gloria G. Williams                    Assistant Vice President**        Not Applicable

Michael F. Rosenbaum                  Corporate Secretary               Associate General Counsel
                                                                        Smith Barney Inc.*

Michael Day                           Treasurer                         Managing Director
                                                                        Smith Barney Inc.*


   *Address: Smith Barney Inc., 388 Greenwich Street, New York, New York 10013 **Address: One Tower Square, Hartford, Connecticut 01683

Item 29.  Principal Underwriter

Not Applicable.


Item 30.  Location of Accounts and Records

       (1)   Smith Barney Mutual Funds Management Inc.
             388 Greenwich Street
             New York,  NY  10013

       (2) Fidelity Investments Institutional Operations Company 82 Devonshire Street
             Boston,  MA  02109

       (3)   Fidelity Service Company
             82 Devonshire Street
             Boston,  MA  02109

       (4)   Chase Manhattan Bank, N.A.
             Chase MetroTech Center
             Brooklyn,  NY

       (5)   PNC Bank, N.A.
             200 Stevens Drive
             Lester,  PA  19113

       (6)   Barclay's Bank, PLC
             75 Wall Street
             New York,  NY  10265

       (7)   Brown Brothers Harriman & Company
             40 Water Street
             Boston,  MA  02109


Item 31.  Management Services

Not Applicable.


Item 32.  Undertakings

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant, The Travelers Series Trust, has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, State of Connecticut, on February 24, 1997.


                           THE TRAVELERS SERIES TRUST
                           --------------------------
                                  (Registrant)



                                             By: *HEATH B. McLENDON
                                                --------------------------
                                                  Heath B. McLendon
                                                  Chairman, Board of Trustees


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on February 24, 1997.


*HEATH B. McLENDON                                Chairman of the Board
---------------------------
(Heath B. McLendon)

*KNIGHT EDWARDS                                   Trustee
---------------------------
(Knight Edwards)

*ROBERT E. McGILL, III                            Trustee
---------------------------
(Robert E. McGill, III)

*LEWIS MANDELL                                    Trustee
---------------------------
(Lewis Mandell)

*FRANCES M. HAWK                                  Trustee
---------------------------
(Frances M. Hawk)

*LEWIS E. DAIDONE                                 Treasurer
---------------------------
(Lewis E. Daidone)



*By:   Ernest J. Wright, Attorney-in-Fact
       Secretary, Board of Trustees

                                  EXHIBIT INDEX

Exhibit
  No.        Description                                                             Method of Filing
  ---        -----------                                                             ----------------

      1. Agreement and Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective
               Amendment No. 13 to the Registration Statement on
               Form N-1A, filed April 3, 1996.)

      2. By-Laws. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 13 to the Registration
               Statement on Form N-1A, filed April 3, 1996.)

   5(a).       Investment Advisory Agreement between the U.S.
               Government Securities Portfolio and Travelers Asset
               Management International Corporation. (Incorporated herein by reference to Exhibit 5(a) to Post-Effective
               Amendment No. 13 to the Registration Statement on
               Form N-1A, filed April 3, 1996.)

   5(b).       Investment Advisory Agreement between the
               Social Awareness Stock Portfolio and Smith Barney
               Mutual Fund Management Inc. (Incorporated herein by reference to Exhibit 5(b) to Post-Effective
               Amendment No. 11 to the Registration Statement on
               Form N-1A filed on April 25, 1995.)

   5(c).       Investment Advisory Agreement between the
               Utilities Portfolio and Smith Barney Mutual Fund
               Management Inc. (Incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed on April 25, 1995.)

   5(d).       Form of Investment Advisory Agreement between the
               Zero Coupon Bond Fund Portfolios of The Trust and
               Travelers Asset Management International Corporation.
               (Incorporated herein by reference to Exhibit 5(d) to Post-
               Effective Amendment No. 12 to the Registration
               Statement on Form N-1A filed on June 2, 1995.)

   5(e).       Form of Investment Advisory Agreement between
               MFS Emerging Growth Portfolio of the Registrant and
               Travelers Asset Management International Corporation.
               (Incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 16 to the Registration
               Statement on N-1A filed on July 31, 1996.)

   5(f).       Form of Investment Advisory Agreement between
               Federated High Yield Portfolio of the Registrant and
               Travelers Asset Management International Corporation.
               (Incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 16 to the Registration
               Statement on N-1A filed on July 31, 1996.)

   5(g).       Form of Investment Advisory Agreement between
               Federated Stock Portfolio of the Registrant and Travelers Asset Management International Corporation.
               (Incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(h).       Form of Investment Advisory Agreement between
               Lazard International Stock Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(i). Form of Investment Advisory Agreement between Large Cap Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(j). Form of Investment Advisory Agreement between Equity Income Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(j) to Post-Effective Amendment No. 16 to the Registration Statement on
               N-1A filed on July 31, 1996.)

   5(k). Form of Investment Advisory Agreement between Travelers Quality Bond Portfolio of the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5(k) to Post-Effective Amendment No. 16 to the Registration Statement on
               N-1A filed on July 31, 1996.)

   5(l). Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and Massachusetts Financial Services Company as Subadviser to MFS Emerging Growth Portfolio. (Incorporated herein by reference to Exhibit 5(l) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(m). Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated High Yield Portfolio. (Incorporated herein by reference to Exhibit 5(m) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(n). Form of Sub-Advisory Agreement between Travelers Asset Management International Corporation and Federated Investment Counseling as Subadviser to Federated Stock Portfolio. (Incorporated herein by reference to Exhibit 5(n) to Post-Effective Amendment No. 16 to the Registration Statement on N-1A filed on


               July 31, 1996.)

   5(o).       Form of Sub-Advisory Agreement between Travelers Asset
               Management International Corporation and Lazard Freres
               Asset Management as Subadviser to Lazard International
               Stock Portfolio. (Incorporated herein by reference to Exhibit 5(o) to Post-Effective Amendment No. 16 to the
               Registration Statement on N-1A filed on July 31, 1996.)

   5(p).       Form of Sub-Advisory Agreement between Travelers Asset
               Management International Corporation and Fidelity
               Management & Research Company as Subadviser to
               Equity Income Portfolio and Large Cap Portfolio.
               (Incorporated herein by reference to Exhibit 5(p) to Post-Effective Amendment No. 16 to the Registration
               Statement on N-1A filed on July 31, 1996.)

   5(q).       Form of Sub-Subadvisory Agreement between Fidelity
               Management & Research Company and Fidelity
               Management & Research (U.K.) Inc. (Incorporated herein by reference to Exhibit 5(q) to Post-Effective Amendment
               No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   5(r).       Form of Sub-Subadvisory Agreement between Fidelity
               Management & Research Company and Fidelity
               Management & Research (Far East) Inc. (Incorporated herein by reference to Exhibit 5(r) to Post-Effective
               Amendment No. 16 to the Registration Statement on
               N-1A filed on July 31, 1996.)

   5(s).       Form of Investment Advisory Agreement between
               The Mid Cap Disciplined Equity Fund of the Registrant and Travelers Asset Management International Corporation.
               (Incorporated herein by reference to Exhibit 5(s) to Post-
               Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

   5(t).       Form of Sub-Advisory Agreement between Travelers
               Asset Management International Corporation and
               The Travelers Investment Management Company, as Subadviser to the Mid-Cap Disciplined Equity Fund.
               (Incorporated herein by reference to Exhibit 5(t) to Post-
               Effective Amendment No. 17 to the Registration Statement on N-1A filed on October 31, 1996.)

   8(a).       Form of Custody Agreement between the Registrant and                  To be filed by
               Chase Manhattan Bank, N.A., Brooklyn, New York.                       amendment

   8(b).       Form of Custody Agreement between the Registrant and
               PNC Bank. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 16 to the
               Registration Statement on N-1A filed on July 31, 1996.)

   8(c).       Form of Custody Agreement between the Registrant and
               Bank of New York.  (Incorporated herein by reference to
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
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
               Exhibit 8(c) to Post-Effective Amendment No. 16 to the
               Registration Statement on N-1A filed on July 31, 1996.)

   8(d).       Form of Custody Agreement between the Registrant and                  To be filed by
               Barclays Bank PLC.                                                    amendment

   8(e).       Form of Custody Agreement between the Registrant and
               Brown Brothers Harriman & Co. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment
               No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   9(a).       Transfer and Recordkeeping Agreement between the
               Registrant and The Travelers Insurance Company.
               (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 13 to the Registration
               Statement on Form N-1A, filed April 3, 1996.)

   9(b).       Form of Amendment to Transfer and Recordkeeping
               Agreement between the Registrant and The Travelers
               Insurance Company. (Incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment
               No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

   9(c).       Form of Transfer Agent Agreement between Fidelity
               Investments Institutional Operations Company and the
               Equity Income Portfolio and Large Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 16 to the
               Registration Statement on N-1A filed on July 31, 1996.)

   9(d).       Form of Administrative Services Agreement between the
               Registrant and The Travelers Insurance Company.
               (Incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 16 to the Registration
               Statement on N-1A filed on July 31, 1996.)

   9(e).       Form of Service Agent Agreement between Fidelity Service
               Company and the Equity Income Portfolio and Large
               Cap Portfolio of the Registrant. (Incorporated herein by reference to Exhibit 9(e) to Post-Effective Amendment
               No. 16 to the Registration Statement on N-1A filed on July 31, 1996.)

     10.       Opinion and Consent of Counsel.                                       To be filed by
                                                                                     amendment

  11(a).       Consent of Coopers & Lybrand L.L.P., Certified Public                 To be filed by
               Accountants.                                                          amendment

               Consent of KPMG Peat Marwick, LLP, Independent                        To be filed by
               Certified Public Accountants.                                         amendment

               Consent of Price Waterhouse, LLP, Independent                         To be filed
               Accountants.                                                          amendment
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
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
  11(b).       Powers of Attorney authorizing Ernest J. Wright,
               Secretary, or Kathleen A. McGah, Assistant Secretary
               to be the signatory for Heath B. McLendon,
               Knight Edwards, Robert E. McGill III, Lewis Mandell,
               Frances M. Hawk and Ian R. Stuart. (Incorporated herein
               by reference to Exhibit 11(b) to Post-Effective
               Amendment No. 13 to the Registration Statement on
               Form N-1A, filed April 3, 1996.)

               Power of Attorney authorizing Ernest J. Wright or                     Electronically
               Kathleen A. McGah as signatory for Lewis E. Daidone.

27.            Financial Data Schedule.                                              To be filed by
                                                                                     amendment
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